UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Government Portfolio

June 30, 2017

GVP-QTLY-0817
1.803298.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 8.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bills
7/6/17 to 12/28/17	0.64 to 1.13%	$3,506,536	$3,497,569
U.S. Treasury Notes
7/15/17 to 4/30/19	0.61 to 1.14 (b)	3,953,000	3,958,062
TOTAL U.S. TREASURY DEBT
(Cost $7,455,631)			7,455,631

Variable Rate Demand Note - 0.7%
Arizona - 0.0%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Fernando Apts. Proj.) Series 2004, 0.98% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.98 (b)(c)	14,500	14,500
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Martin Apts. Proj.) Series A1, 0.98% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.98 (b)(c)	6,000	6,000
			20,500
California - 0.2%
FHLMC Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 0.97% 7/7/17, LOC Freddie Mac, VRDN
7/7/17	0.97 (b)(c)	15,400	15,400
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	11,300	11,300
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vista Del Monte Proj.) Series QQ, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	12,050	12,050
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Wilshire Court Proj.) Series M, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	20,290	20,290
FNMA Orange County Apt. Dev. Rev. (Ladera Apts. Proj.) Series 2001 II B, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	23,500	23,500
FNMA Orange County Apt. Dev. Rev. (Wood Canyon Villas Proj.) Series 2001 E, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	16,000	16,000
FNMA Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	13,750	13,750
FNMA San Diego Hsg. Auth. Multi-family Hsg. Rev. (Bay Vista Apts. Proj.) Series A, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	14,500	14,500
FNMA Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	29,925	29,925
			156,715
Colorado - 0.0%
FNMA Lakewood Hsg. Auth. Multi-family Rev. (Ridgemoor Apts. Proj.) Series 2003 A, 0.98% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.98 (b)(c)	13,325	13,325
Florida - 0.0%
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Grande Court at North Port Apts. Proj.) Series 2004 E, 0.95% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.95 (b)(c)	5,100	5,100
FNMA Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 0.95% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.95 (b)(c)	10,250	10,250
			15,350
Maryland - 0.0%
FNMA Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 0.98% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.98 (b)(c)	39,765	39,765
New York - 0.4%
FHLMC New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.92% 7/7/17, LOC Freddie Mac, VRDN
7/7/17	0.92 (b)(c)	90,950	90,950
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, 0.93% 7/7/17, LOC Freddie Mac, VRDN
7/7/17	0.93 (b)(c)	13,200	13,200
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, 0.99% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.99 (b)(c)	51,500	51,500
FNMA New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.93% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.93 (b)(c)	41,600	41,600
FNMA New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, 1% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	1.00 (b)(c)	43,600	43,600
FNMA New York Hsg. Fin. Agcy. Rev. (Chelsea Apts. Proj.) Series 2003 A, 0.94% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.94 (b)(c)	30,500	30,500
FNMA New York Hsg. Fin. Agcy. Rev. (West 20th Street Proj.) Series 2001 A, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	51,000	51,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2004 A, 0.97% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.97 (b)(c)	53,950	53,950
			376,300
Texas - 0.1%
FHLMC Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.96% 7/7/17, LOC Freddie Mac, VRDN
7/7/17	0.96 (b)(c)	7,470	7,470
FNMA Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.98% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.98 (b)(c)	6,780	6,780
FNMA Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Louetta Village Apts. Proj.) Series 2005, 0.98% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.98 (b)(c)	6,080	6,080
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Pinnacle Apts. Proj.) Series 2004, 0.98% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.98 (b)(c)	12,965	12,965
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2004, 0.98% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.98 (b)(c)	10,600	10,600
			43,895
Virginia - 0.0%
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.95% 7/7/17, LOC Freddie Mac, VRDN
7/7/17	0.95 (b)(c)	8,000	8,000
Washington - 0.0%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.98% 7/7/17, LOC Fannie Mae, VRDN
7/7/17	0.98 (b)(c)	7,535	7,535
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $681,385)			681,385

U.S. Government Agency Debt - 44.0%
Federal Agencies - 44.0%
Fannie Mae
7/20/17 to 1/11/18	0.78 to 1.23 (b)	967,430	967,582
Federal Farm Credit Bank
7/25/17 to 6/26/19	0.74 to 1.25 (b)	2,344,400	2,344,509
Federal Home Loan Bank
7/5/17 to 12/27/18	0.64 to 1.23 (b)	32,773,005	32,765,694
Freddie Mac
7/14/17 to 6/28/18	0.63 to 1.34 (b)	4,890,000	4,890,041
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $40,967,826)			40,967,826

U.S. Government Agency Repurchase Agreement - 13.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.07% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations) #	$935,692	$935,608
1.12% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations) #	4,957,306	4,956,845
With:
BMO Harris Bank NA at 1.03%, dated 6/13/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $101,037,783, 3.00% - 4.50%, 3/15/41 - 5/1/47)	99,085	99,000
BNP Paribas, S.A. at:
0.96%, dated 5/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $293,813,764, 0.00% - 7.13%, 8/15/17 - 6/20/47)	285,699	285,000
1%, dated 5/26/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $297,766,411, 0.00% - 7.13%, 10/4/17 - 10/20/46)	289,678	288,900
1.01%, dated 6/2/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $73,152,027, 0.00% - 6.25%, 5/15/18 - 6/20/47)	71,161	71,000
1.07%, dated 6/27/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $71,839,710, 0.00% - 7.13%, 8/15/17 - 6/20/47)	70,123	70,000
1.13%, dated 6/27/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $74,569,443, 0.00% - 8.75%, 7/20/17 - 2/15/46)	73,275	73,000
Citibank NA at:
1.05%, dated 6/27/17 due 7/5/17 (Collateralized by U.S. Treasury Obligations valued at $71,523,025, 0.38% - 7.50%, 1/1/18 - 11/15/46)	70,016	70,000
1.06%, dated 6/27/17 due 7/5/17 (Collateralized by U.S. Treasury Obligations valued at $430,971,341, 0.00% - 8.75%, 7/31/17 - 4/20/47)	422,099	422,000
Deutsche Bank Securities, Inc. at 1.16%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations valued at $435,582,102, 2.50% - 4.50%, 4/1/45 - 8/1/54)	427,041	427,000
Goldman Sachs & Co. at 1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations valued at $145,873,979, 3.00% - 4.00%, 9/1/44 - 10/1/46)	143,014	143,000
ING Financial Markets LLC at:
0.83%, dated 4/6/17 due 7/6/17 (Collateralized by U.S. Government Obligations valued at $138,996,965, 3.50% - 4.00%, 8/1/26 - 2/1/47)	136,285	136,000
1.04%, dated:
6/1/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $118,320,199, 4.00%, 5/20/47)	116,208	115,900
6/5/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $174,546,229, 3.00% - 4.00%, 9/1/29 - 1/1/47)	171,454	171,000
1.05%, dated:
6/6/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $144,942,691, 3.50% - 5.00%, 7/1/40 - 2/1/47)	142,381	142,000
6/7/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $87,781,861, 4.00%, 5/20/47)	86,231	86,000
1.07%, dated 6/8/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $166,369,311, 2.50% - 7.00%, 8/1/26 - 7/1/46)	163,446	163,000
1.09%, dated 6/20/17 due 8/4/17:
(Collateralized by U.S. Government Obligations valued at $140,803,117, 2.50% - 4.50%, 11/1/26 - 8/1/45)	138,364	138,000
(Collateralized by U.S. Government Obligations valued at $85,709,315, 4.00%, 5/20/47)	84,229	84,000
Merrill Lynch, Pierce, Fenner & Smith at 1.06%, dated 6/13/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $437,837,687, 0.00% - 4.50%, 1/1/43 - 7/1/47)	429,745	429,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.04%, dated 6/12/17 due:
8/11/17 (Collateralized by U.S. Government Obligations valued at $245,969,131, 2.01% - 5.75%, 1/1/19 - 8/1/48)	241,418	241,000
8/14/17 (Collateralized by U.S. Government Obligations valued at $203,103,141, 0.00% - 5.75%, 12/7/17 - 6/1/47)	199,362	199,000
1.08%, dated:
6/19/17 due 8/15/17 (Collateralized by U.S. Government Obligations valued at $70,409,560, 2.13% - 4.50%, 4/1/27 - 6/1/47)	69,118	69,000
6/27/17 due 8/25/17 (Collateralized by U.S. Government Obligations valued at $186,693,599, 2.00% - 5.75%, 11/1/21 - 9/20/61)	183,324	183,000
6/28/17 due:
8/28/17 (Collateralized by U.S. Government Obligations valued at $156,083,409, 2.05% - 5.96%, 11/1/21 - 6/20/47)	153,280	153,000
8/29/17 (Collateralized by U.S. Government Obligations valued at $185,667,846, 2.32% - 5.75%, 6/1/23 - 6/1/47)	182,339	182,000
RBC Capital Markets Corp. at:
0.88%, dated:
5/4/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $71,588,595, 1.35% - 8.50%, 3/15/20 - 6/1/47)	70,154	70,000
5/5/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $77,721,648, 1.35% - 6.50%, 2/1/26 - 7/1/47)	76,165	76,000
0.89%, dated 5/8/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $72,540,727, 1.35% - 6.50%, 12/1/22 - 6/1/47)	71,154	71,000
1.02%, dated 6/1/17 due 8/30/17 (Collateralized by U.S. Government Obligations valued at $147,013,171, 2.50% - 7.00%, 5/1/18 - 6/1/47)	144,367	144,000
1.04%, dated 6/12/17 due 8/11/17 (Collateralized by U.S. Government Obligations valued at $101,042,740, 2.24% - 5.50%, 7/1/24 - 6/20/47)	99,172	99,000
1.06%, dated 6/12/17 due 9/11/17 (Collateralized by U.S. Government Obligations valued at $144,955,638, 1.35% - 7.00%, 3/15/21 - 6/20/47)	142,380	142,000
1.08%, dated 6/28/17 due 9/20/17 (Collateralized by U.S. Government Obligations valued at $99,995,063, 2.38% - 6.95%, 1/1/26 - 6/1/47)	98,247	98,000
1.09%, dated 6/20/17 due 9/18/17 (Collateralized by U.S. Government Obligations valued at $183,712,614, 1.35% - 8.50%, 3/15/20 - 6/20/47)	180,491	180,000
RBC Dominion Securities at:
0.91%, dated 5/25/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $147,024,868, 1.38% - 3.50%, 8/31/18 - 5/20/47)	144,157	144,000
0.93%, dated:
5/5/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $145,060,776, 1.00% - 3.50%, 8/31/18 - 6/20/46)	142,334	142,000
5/31/17 due 7/6/17 (Collateralized by U.S. Government Obligations valued at $252,154,840, 1.38% - 3.50%, 8/31/18 - 5/20/47)	247,230	247,000
1.04%, dated 6/9/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $29,600,530, 1.00% - 3.50%, 8/31/18 - 5/20/47)	29,050	29,000
1.05%, dated:
6/22/17 due 7/7/17:
(Collateralized by U.S. Government Obligations valued at $143,899,184, 0.88% - 4.50%, 8/31/18 - 5/20/47)	141,115	141,000
(Collateralized by U.S. Government Obligations valued at $143,866,172, 1.00% - 4.00%, 8/31/18 - 5/20/45)	141,119	141,000
6/26/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $57,131,757, 1.50% - 5.00%, 8/31/18 - 5/20/47)	56,051	56,000
6/27/17 due 7/7/17:
(Collateralized by U.S. Government Obligations valued at $143,845,763, 1.38% - 4.38%, 8/31/18 - 5/20/47)	141,127	141,000
(Collateralized by U.S. Treasury Obligations valued at $28,565,809, 1.38% - 5.50%, 4/30/20 - 5/15/41)	28,028	28,000
6/28/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $114,639,025, 0.88% - 4.50%, 6/15/19 - 6/20/46)	112,108	112,000
6/29/17 due 7/7/17:
(Collateralized by U.S. Government Obligations valued at $142,714,655, 1.50% - 4.00%, 4/15/20 - 4/20/47)	139,945	139,900
(Collateralized by U.S. Government Obligations valued at $68,348,072, 1.50% - 3.50%, 4/15/20 - 3/20/47)	67,023	67,000
1.06%, dated:
6/20/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $140,813,944, 1.00% - 3.50%, 8/31/18 - 6/20/46)	138,126	138,000
6/21/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $86,731,293, 1.38% - 4.38%, 8/31/18 - 5/20/47)	85,153	85,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $12,824,153)		12,824,153

U.S. Treasury Repurchase Agreement - 32.5%
With:
Barclays Capital, Inc. at 1.09%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $128,531,689, 0.00% - 8.13%, 8/15/17 - 2/28/24)	126,011	126,000
BMO Harris Bank NA at:
0.84%, dated:
4/10/17 due 7/6/17 (Collateralized by U.S. Treasury Obligations valued at $189,957,661, 0.63% - 2.25%, 11/30/17 - 12/31/23)	186,378	186,000
4/13/17 due:
7/6/17 (Collateralized by U.S. Treasury Obligations valued at $77,851,474, 3.63%, 8/15/19)	75,147	75,000
7/7/17 (Collateralized by U.S. Treasury Obligations valued at $127,915,451, 1.75% - 2.00%, 11/15/21 - 3/31/22)	125,248	125,000
0.85%, dated 4/18/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $254,028,648, 2.00% - 2.88%, 11/15/21 - 8/15/45)	247,490	247,000
0.89%, dated 4/27/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $104,675,912, 1.50% - 2.25%, 12/31/20 - 8/15/26)	102,194	102,000
0.9%, dated:
4/26/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $64,834,144, 3.63%, 2/15/44)	62,138	62,000
5/5/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $131,169,599, 1.38% - 1.75%, 10/31/20 - 11/30/21)	128,246	128,000
0.91%, dated 5/16/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $133,560,744, 2.13%, 2/29/24)	130,194	130,000
0.92%, dated:
5/12/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $146,449,553, 1.50%, 8/15/26)	143,281	143,000
5/16/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $106,848,595, 2.13%, 2/29/24)	104,173	104,000
5/25/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $107,809,805, 1.38% - 1.75%, 5/15/23 - 9/30/23)	105,123	105,000
0.94%, dated 5/30/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $137,694,533, 0.63%, 7/31/17)	134,150	134,000
1%, dated 6/7/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $134,608,127, 3.63%, 8/15/19 - 2/15/20)	130,256	130,000
BNP Paribas, S.A. at:
0.95%, dated 5/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $266,327,901, 0.00% - 7.50%, 7/27/17 - 5/15/46)	260,631	260,000
0.97%, dated 5/22/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $268,877,178, 0.00% - 5.38%, 7/27/17 - 5/15/46)	263,595	263,000
0.99%, dated:
5/26/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $270,832,014, 0.00% - 7.63%, 7/27/17 - 5/15/46)	264,704	264,000
5/31/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $408,687,429, 0.00% - 7.63%, 7/27/17 - 5/15/46)	398,996	398,000
1%, dated:
5/26/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $302,395,658, 1.13% - 8.88%, 1/31/19 - 5/15/46)	296,970	296,000
6/2/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $201,172,763, 0.00% - 8.13%, 7/27/17 - 5/15/46)	196,517	196,000
1.02%, dated:
6/8/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $266,502,030, 0.75% - 9.00%, 11/30/17 - 8/15/46)	261,444	261,000
6/9/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $266,473,225, 0.88% - 9.13%, 8/15/17 - 5/15/46)	261,444	261,000
1.04%, dated:
6/9/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $266,431,254, 0.00% - 8.13%, 7/27/17 - 5/15/46)	261,679	261,000
6/12/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $537,776,291, 0.00% - 9.00%, 7/27/17 - 5/15/46)	524,908	524,000
1.05%, dated:
6/12/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $536,360,202, 0.00% - 8.13%, 7/27/17 - 5/15/46)	525,391	524,000
6/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $534,969,324, 0.00% - 9.00%, 7/27/17 - 5/15/46)	522,914	522,000
1.06%, dated:
6/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $533,651,813, 0.00% - 9.13%, 7/27/17 - 8/15/46)	523,383	522,000
6/27/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $262,983,390, 0.88% - 7.50%, 7/31/18 - 5/15/46)	256,445	256,000
6/29/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $130,575,418, 0.75% - 6.75%, 4/30/18 - 8/15/26)	128,226	128,000
1.07%, dated 6/22/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $395,916,076, 0.00% - 7.88%, 7/20/17 - 5/15/46)	386,030	385,000
1.12%, dated 6/27/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $134,665,167, 0.00% - 3.75%, 3/29/18 - 8/15/46)	132,493	132,000
1.13%, dated 6/29/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $134,656,938, 0.00% - 2.75%, 7/27/17 - 8/15/26)	132,497	132,000
Deutsche Bank Securities, Inc. at:
1.05%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $130,571,494, 0.63% - 0.75%, 6/30/18 - 7/31/18)	128,011	128,000
1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $39,783,813, 1.13%, 8/31/21)	39,004	39,000
Federal Reserve Bank of New York at 1%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $15,826,318,799, 2.00% - 8.00%, 7/31/20 - 5/15/42)	15,826,319	15,825,000
Lloyds Bank PLC at 1%, dated 5/18/17 due 7/14/17 (Collateralized by U.S. Treasury Obligations valued at $408,843,937, 6.00%, 2/15/26)	395,625	395,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.05%, dated 6/16/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $196,371,706, 1.00% - 8.88%, 2/15/18 - 5/15/47)	192,174	192,000
MUFG Securities EMEA PLC at:
0.91%, dated 5/1/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $77,982,679, 1.50%, 2/28/19 - 10/31/19)	76,177	76,000
1.02%, dated 6/6/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $80,879,941, 1.13% - 2.25%, 2/29/20 - 8/15/25)	79,206	79,000
1.04%, dated 6/14/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $107,504,993, 1.00% - 2.50%, 5/31/18 - 5/15/46)	105,091	105,000
1.05%, dated:
6/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $265,798,232, 2.63%, 11/15/20)	260,250	260,000
6/16/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $268,215,052, 2.63%, 11/15/20)	262,245	262,000
1.07%, dated:
6/19/17 due 7/12/17 (Collateralized by U.S. Treasury Obligations valued at $73,364,386, 2.50%, 2/15/46)	71,049	71,000
6/21/17 due 7/12/17 (Collateralized by U.S. Treasury Obligations valued at $182,913,850, 2.25% - 3.00%, 11/15/25 - 11/15/45)	178,111	178,000
6/22/17 due 7/14/17 (Collateralized by U.S. Treasury Obligations valued at $234,782,713, 2.63%, 8/15/20)	228,149	228,000
6/27/17 due 7/13/17 (Collateralized by U.S. Treasury Obligations valued at $155,909,986, 1.63%, 2/15/26 - 5/15/26)	153,073	153,000
1.1%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $53,036,085, 1.63%, 6/30/20)	52,005	52,000
Nomura Securities International, Inc. at 1.11%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $1,849,155,077, 0.00% - 8.75%, 8/15/17 - 5/15/47)	1,807,167	1,807,000
Norinchukin Bank at:
1.05%, dated 5/12/17 due 8/14/17 (Collateralized by U.S. Treasury Obligations valued at $66,395,890, 1.63% - 1.88%, 7/31/19 - 6/30/20)	65,178	65,000
1.08%, dated 5/19/17 due 8/21/17 (Collateralized by U.S. Treasury Obligations valued at $67,409,252, 1.63%, 7/31/19)	66,186	66,000
1.1%, dated 5/30/17 due 8/30/17 (Collateralized by U.S. Treasury Obligations valued at $136,811,689, 1.00% - 3.63%, 8/15/19 - 9/30/19)	134,377	134,000
1.15%, dated 6/15/17 due 8/31/17 (Collateralized by U.S. Treasury Obligations valued at $66,331,958, 1.63%, 7/31/19)	65,160	65,000
1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $67,323,271, 1.63%, 7/31/19)	66,211	66,000
Prudential Insurance Co. of America at 1.16%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $684,983,890, 1.00% - 8.75%, 7/31/19 - 2/15/31)	666,174	666,110
RBC Capital Markets Corp. at:
0.92%, dated 5/4/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $64,651,357, 0.00% - 8.00%, 7/15/17 - 2/15/47)	63,147	63,000
0.93%, dated 5/9/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $104,498,700, 0.00% - 8.88%, 8/31/17 - 2/15/46)	102,237	102,000
0.95%, dated 5/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $92,545,856, 0.00% - 9.13%, 8/31/17 - 2/15/46)	90,219	90,000
RBC Dominion Securities at:
0.92%, dated 5/31/17 due 7/5/17 (Collateralized by U.S. Treasury Obligations valued at $135,774,891, 0.88% - 4.38%, 8/31/18 - 5/15/41)	133,119	133,000
0.93%, dated 5/8/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $131,771,661, 1.00% - 4.38%, 11/30/18 - 5/15/41)	129,307	129,000
1.04%, dated:
6/21/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $78,569,646, 1.00% - 4.38%, 11/30/18 - 5/15/41)	77,067	77,000
6/23/17 due 7/7/17:
(Collateralized by U.S. Treasury Obligations valued at $131,632,507, 0.63% - 4.50%, 4/30/18 - 5/15/41)	129,116	129,000
(Collateralized by U.S. Treasury Obligations valued at $131,619,433, 1.00% - 4.38%, 10/31/17 - 5/15/41)	129,119	129,000
6/26/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $104,061,507, 0.63% - 4.38%, 9/30/17 - 5/15/41)	102,088	102,000
1.05%, dated:
6/20/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $129,590,405, 1.00% - 4.38%, 11/30/18 - 5/15/41)	127,111	127,000
6/30/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $248,482,486, 0.00% - 4.38%, 8/10/17 - 5/15/45)	242,226	242,000
RBS Securities, Inc. at 1.08%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $26,541,347, 2.75% - 5.25%, 2/15/29 - 8/15/42)	26,002	26,000
Societe Generale at:
0.88%, dated 5/15/17 due 7/5/17 (Collateralized by U.S. Treasury Obligations valued at $263,100,071, 0.00% - 8.75%, 10/12/17 - 11/15/46)	257,320	257,000
0.93%, dated 5/19/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $133,224,022, 0.00% - 7.63%, 9/21/17 - 2/15/45)	130,202	130,000
Sumitomo Mitsui Trust Bank Ltd. at:
1.15%, dated 6/14/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $77,539,646, 2.50%, 5/15/24)	76,085	76,000
1.16%, dated:
6/21/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $78,155,252, 2.50% - 4.25%, 11/15/17 - 5/15/24)	76,711	76,625
6/22/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $75,534,930, 2.00% - 4.25%, 11/15/17 - 2/15/25)	74,098	74,000
6/28/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $78,179,808, 2.38% - 4.25%, 11/15/17 - 8/15/24)	76,353	76,250
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $30,332,985)		30,332,985
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $92,261,980)		92,261,980
NET OTHER ASSETS (LIABILITIES) - 1.0%		891,708
NET ASSETS - 100%		$93,153,688

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$935,608,000 due 7/03/17 at 1.07%
HSBC Securities (USA), Inc.	$783,816
Merrill Lynch, Pierce, Fenner & Smith, Inc.	67,391
Wells Fargo Securities LLC	84,401
$935,608
$4,956,845,000 due 7/03/17 at 1.12%
BNP Paribas, S.A.	277,958
Bank of America NA	1,177,824
Bank of Nova Scotia	220,967
Citibank NA	165,975
Credit Agricole CIB New York Branch	143,978
ING Financial Markets LLC	33,995
J.P. Morgan Securities, Inc.	469,930
Merrill Lynch, Pierce, Fenner & Smith, Inc.	94,572
Mizuho Securities USA, Inc.	402,940
RBC Dominion Securities, Inc.	397,941
Wells Fargo Securities LLC	1,570,765
$4,956,845

Income Tax Information

At June 30, 2017 the cost for Federal Income Tax Purposes was $92,261,980,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Money Market Portfolio

June 30, 2017

MMP-QTLY-0817
1.803300.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 33.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.0%
Wells Fargo Bank NA
12/20/17 to 1/16/18	1.35 to 1.36 (b)%	$185,000	$185,000
London Branch, Eurodollar, Foreign Banks - 4.9%
Credit Suisse Group AG
8/7/17	1.30	51,000	50,932
Mitsubishi UFJ Trust & Banking Corp.
8/7/17	1.20	169,000	169,000
Mizuho Bank Ltd. London Branch
8/7/17 to 10/3/17	1.28 to 1.37	280,000	279,302
Sumitomo Mitsui Trust Bank Ltd. London Branch
8/11/17 to 10/3/17	1.22 to 1.34	443,000	443,000
			942,234
New York Branch, Yankee Dollar, Foreign Banks - 27.4%
Bank of Montreal
7/6/17 to 11/1/17	1.15 to 1.69 (b)	910,000	910,000
Bank of Nova Scotia
7/12/17	1.61 (b)	98,000	98,009
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/5/17 to 7/25/17	1.15 to 1.17	278,000	278,000
Bayerische Landesbank
7/11/17	1.38	189,000	189,000
BNP Paribas New York Branch
9/18/17	1.25	199,000	199,000
Canadian Imperial Bank of Commerce
12/18/17 to 2/2/18	1.47 to 1.55 (b)	149,000	149,212
Credit Agricole CIB
9/8/17	1.25	250,000	250,000
KBC Bank NV
7/5/17 to 9/7/17	1.07 to 1.25	677,000	677,000
Landesbank Baden- Wuerttemberg New York Branch
7/5/17	1.25	199,000	199,000
Landesbank Hessen-Thuringen
7/5/17	1.07	80,000	80,000
Mitsubishi UFJ Trust & Banking Corp.
7/3/17 to 10/5/17	1.20 to 1.23 (b)	457,800	457,800
Mizuho Corporate Bank Ltd.
8/21/17	1.37 (b)	200,000	200,000
Royal Bank of Canada
10/24/17 to 3/28/18	1.37 to 1.68 (b)	412,000	412,000
Sumitomo Mitsui Banking Corp.
7/28/17 to 9/19/17	1.15 to 1.30	380,000	380,000
Toronto-Dominion Bank New York Branch
7/10/17 to 11/1/17	1.45 to 1.55 (b)	636,000	636,000
UBS AG
9/6/17	1.20	170,000	170,000
			5,285,021
TOTAL CERTIFICATE OF DEPOSIT
(Cost $6,412,255)			6,412,255

Financial Company Commercial Paper - 28.5%
Bank of Nova Scotia
8/4/17 to 9/28/17	1.30 to 1.55 (b)	483,000	482,389
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/5/17 to 9/25/17	1.30 to 1.47	921,300	919,816
Bayerische Landesbank
7/5/17 to 7/10/17	1.24	768,860	768,690
BPCE SA
9/1/17 to 10/5/17	1.30 to 1.37	467,000	465,547
Caisse d'Amort de la Dette Sociale
10/3/17 to 10/4/17	1.33 to 1.34 (c)	393,000	391,622
Canadian Imperial Bank of Commerce
7/10/17 to 3/5/18	1.23 to 1.66 (b)	741,000	741,000
Credit Suisse AG
8/18/17 to 8/23/17	1.34 to 1.35 (b)	410,000	410,000
J.P. Morgan Securities, LLC
7/17/17 to 9/6/17	1.15 to 1.36 (b)	520,000	519,826
Natexis Banques Populaires New York Branch
8/31/17	1.23	185,000	184,614
Ontario Teachers' Finance Trust
10/6/17	1.31 (b)	81,000	81,000
Societe Generale
8/31/17	1.30	444,000	443,022
Sumitomo Trust & Banking Co. Ltd.
8/7/17	1.17	75,000	74,910
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $5,482,436)			5,482,436

Asset Backed Commercial Paper - 7.7%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

8/11/17	1.18	18,000	17,976
8/11/17	1.18	18,000	17,976
8/24/17	1.21	74,000	73,866
8/25/17	1.21	36,000	35,933
9/18/17	1.25	97,000	96,734
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

7/13/17	1.17	96,000	95,963
7/6/17	1.19	19,000	18,997
7/7/17	1.19	46,000	45,991
9/19/17	1.32	79,000	78,768
9/20/17	1.32	37,000	36,890
9/20/17	1.32	64,000	63,810
9/21/17	1.32	31,600	31,505
9/25/17	1.32	190,000	189,401
9/25/17	1.32	19,000	18,940
9/26/17	1.32	100,000	99,681
9/6/17	1.24	101,000	100,767
9/7/17	1.24	96,000	95,775
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

9/11/17	1.27	37,000	36,906
9/14/17	1.27	20,000	19,947
9/25/17	1.30	70,000	69,783
9/26/17	1.30	32,000	31,899
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

7/5/17	1.19	24,000	23,997
9/6/17	1.24	26,000	25,940
9/7/17	1.24	100,000	99,766
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

7/12/17	1.25	33,250	33,237
7/14/17	1.25	35,000	34,984
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $1,495,432)			1,495,432

Non-Financial Company Commercial Paper - 1.9%
Dominion Resources, Inc.
7/5/17	1.37	58,000	57,991
Rogers Communications, Inc.
7/10/17	1.37	36,000	35,988
7/18/17	1.40	36,000	35,976
7/6/17	1.38	14,000	13,997
7/6/17	1.38	16,000	15,997
8/1/17	1.42	39,500	39,452
Sempra Global
7/5/17 to 8/17/17	1.30 to 1.55	122,200	122,041
Virginia Electric & Power Co.
7/24/17	1.41	39,400	39,365
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $360,807)			360,807

U.S. Treasury Debt - 4.0%
U.S. Treasury Obligations - 4.0%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $768,999)	1.17 to 1.27 (b)	768,999	768,999

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
7/7/17
(Cost $361,000)	1.54 (b)	361,000	361,000

Non-Negotiable Time Deposit - 3.9%
Time Deposits - 3.9%
BNP Paribas
7/3/17	1.18	357,000	357,000
Credit Agricole CIB
7/5/17 to 7/7/17	1.23 to 1.23	398,000	398,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $755,000)			755,000

U.S. Government Agency Repurchase Agreement - 2.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.07% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations) #	$114,632	$114,622
1.12% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations) #	296,332	296,304
With Deutsche Bank Securities, Inc. at 1.16%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $90,648,834, 2.63%, 7/15/17)	88,009	88,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $498,926)		498,926

U.S. Treasury Repurchase Agreement - 0.3%
With:
Commerz Markets LLC at 1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $54,062,910, 1.75%, 1/31/23)	53,005	53,000
Deutsche Bank Securities, Inc. at 1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $8,160,811, 3.63%, 2/15/20)	8,001	8,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $61,000)		61,000

Other Repurchase Agreement - 16.8%
Other Repurchase Agreement - 16.8%
With:
BNP Paribas at 1.29%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $43,055,181, 1.90% - 8.63%, 3/1/19 - 1/15/68)	41,004	41,000
Citigroup Global Markets, Inc. at:
1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $130,694,852)	121,014	121,000
2.04%, dated 5/22/17 due 8/21/17 (Collateralized by Corporate Obligations valued at $134,238,730, 1.45% - 5.43%, 4/8/39 - 2/28/52)	124,639	124,000
2.07%, dated 5/30/17 due 8/28/17 (Collateralized by Mortgage Loan Obligations valued at $55,758,796, 1.80% - 4.40%, 2/12/35 - 9/25/56)	53,274	53,000
Credit Suisse Securities (U.S.A.) LLC at 1.36%, dated 6/29/17 due 7/6/17 (Collateralized by Mortgage Loan Obligations valued at $44,281,833, 1.30%, 5/25/47)	41,011	41,000
HSBC Securities, Inc. at 1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $63,003,706, 2.05% - 7.11%, 9/15/20 - 5/15/46)	60,007	60,000
ING Financial Markets LLC at:
1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $43,204,922)	40,005	40,000
1.44%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $12,961,495, 6.75% - 8.13%, 6/1/18 - 6/1/23)	12,001	12,000
J.P. Morgan Securities, LLC at:
1.28%, dated 6/30/17 due 7/3/17 (Collateralized by Commercial Paper valued at $158,243,372, 2/20/18)	154,016	154,000
1.36%, dated 6/29/17 due 7/6/17 (Collateralized by U.S. Government Obligations valued at $207,815,518, 0.00% - 7.26%, 4/28/20 - 7/1/47)	202,053	202,000
1.51%, dated 6/30/17 due 7/7/17 (Collateralized by Mortgage Loan Obligations valued at $87,482,369, 0.00% - 38.32%, 6/25/35 - 2/15/51)	81,109	81,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.41%, dated 6/28/17 due 7/5/17 (Collateralized by Equity Securities valued at $289,339,592)	278,076	278,000
1.43%, dated 6/20/17 due 7/5/17 (Collateralized by Equity Securities valued at $100,491,870)	93,055	93,000
2.27%, dated 6/20/17 due 9/18/17 (Collateralized by U.S. Treasury Obligations valued at $597,775,660, 0.00% - 8.00%, 9/30/17 - 2/15/46)	582,286	579,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.46%, dated:
6/29/17 due 7/7/17 (Collateralized by Corporate Obligations valued at $22,405,339, 0.00% - 8.00%, 8/15/17 - 5/1/24)	21,012	21,000
6/30/17 due 7/7/17 (Collateralized by Corporate Obligations valued at $21,895,505, 0.00% - 8.50%, 9/29/17 - 12/15/44)	21,012	21,000
Mizuho Securities U.S.A., Inc. at:
1.34%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $85,059,812, 1.20% - 7.63%, 11/29/17 - 6/15/47)	81,009	81,000
1.46%, dated:
6/20/17 due 7/5/17 (Collateralized by Equity Securities valued at $66,995,448)	62,038	62,000
6/21/17 due 7/6/17 (Collateralized by Equity Securities valued at $66,992,589)	62,038	62,000
6/22/17 due 7/7/17 (Collateralized by Equity Securities valued at $66,989,905)	62,038	62,000
6/28/17 due 7/7/17 (Collateralized by Equity Securities valued at $65,893,388)	61,035	61,000
1.51%, dated 6/22/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $21,429,884, 0.00% - 4.50%, 9/11/17 - 6/20/47)	21,019	21,000
2.24%, dated 5/24/17 due 8/22/17 (Collateralized by U.S. Government Obligations valued at $41,924,086, 4.50%, 6/1/47)	41,230	41,000
Societe Generale at:
1.29%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $170,118,427, 1.77% - 7.50%, 1/15/18 - 5/15/47)	162,017	162,000
1.44%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $64,308,865, 2.10% - 11.00%, 3/9/18 - 6/5/2115)	60,007	60,000
1.57%, dated 7/3/17 due 8/1/17(d)(e)(f)	82,104	82,000
Wells Fargo Securities, LLC at:
1.31%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $83,872,546, 0.88% - 6.30%, 8/15/17 - 10/15/42)	81,009	81,000
1.36%, dated:
6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $62,229,403, 1.00% - 2.50%, 6/15/18 - 11/25/24)	61,016	61,000
6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $200,902,779)	186,021	186,000
1.41%, dated:
6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $132,861,539, 5.75% - 13.50%, 12/1/18 - 12/29/49)	123,034	123,000
6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $130,696,532, 0.50% - 7.00%, 5/15/18 - 9/30/46)	121,014	121,000
1.95%, dated 5/3/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $44,426,311, 0.50% - 5.00%, 7/15/17 - 8/1/32)	41,200	41,000
TOTAL OTHER REPURCAHSE AGREEMENT
(Cost $3,228,000)		3,228,000
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $19,423,855)		19,423,855
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(175,761)
NET ASSETS - 100%		$19,248,094

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $391,622,000 or 2.0% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) The maturity amount is based on the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$114,622,000 due 7/03/17 at 1.07%
HSBC Securities (USA), Inc.	$96,026
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,256
Wells Fargo Securities LLC	10,340
$114,622
$296,304,000 due 7/03/17 at 1.12%
BNP Paribas, S.A.	19,195
BNY Mellon Capital Markets LLC	2,162
Bank of America NA	50,529
Bank of Nova Scotia	13,246
Citibank NA	27,236
Credit Agricole CIB New York Branch	8,646
ING Financial Markets LLC	2,006
J.P. Morgan Securities, Inc.	28,066
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,745
Mizuho Securities USA, Inc.	24,106
RBC Dominion Securities, Inc.	39,773
Wells Fargo Securities LLC	73,594
$296,304

Income Tax Information

At June 30, 2017 the cost for Federal Income Tax Purposes was $19,423,855,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Money Market Portfolio

June 30, 2017

DOM-QTLY-0817
1.803301.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 22.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.0%
Wells Fargo Bank NA
12/20/17 to 1/16/18	1.35 to 1.36 (b)%	$115,000	$115,005
London Branch, Eurodollar, Foreign Banks - 2.3%
Mitsubishi UFJ Trust & Banking Corp.
8/7/17	1.20	105,000	104,998
Mizuho Bank Ltd. London Branch
8/7/17	1.28	49,000	49,004
Sumitomo Mitsui Trust Bank Ltd. London Branch
8/11/17 to 8/15/17	1.22	122,000	121,998
			276,000
New York Branch, Yankee Dollar, Foreign Banks - 19.0%
Bank of Montreal
7/6/17 to 11/1/17	1.15 to 1.69 (b)	362,500	362,613
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/5/17 to 7/25/17	1.15 to 1.17	255,000	254,996
BNP Paribas New York Branch
9/18/17	1.25	124,000	124,004
Canadian Imperial Bank of Commerce
2/2/18	1.55 (b)	78,000	78,162
Credit Agricole CIB
9/8/17	1.25	100,000	100,004
KBC Bank NV
7/5/17 to 8/11/17	1.07 to 1.17	174,000	174,010
Landesbank Hessen-Thuringen
7/5/17	1.07	50,000	49,999
Mitsubishi UFJ Trust & Banking Corp.
7/19/17 to 10/5/17	1.20 to 1.23 (b)	169,500	169,497
Mizuho Corporate Bank Ltd.
8/21/17	1.37 (b)	125,000	125,029
Royal Bank of Canada
8/4/17 to 3/28/18	1.37 to 1.68 (b)	282,000	282,113
Sumitomo Mitsui Banking Corp.
7/28/17 to 9/19/17	1.15 to 1.30	205,000	205,002
Swedbank AB
7/3/17	1.12	40,000	40,000
Toronto-Dominion Bank New York Branch
7/10/17 to 11/1/17	1.49 to 1.55 (b)	190,000	190,158
UBS AG
9/6/17	1.20	110,000	109,981
			2,265,568
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,656,165)			2,656,573

Financial Company Commercial Paper - 18.6%
Bank of Nova Scotia
8/4/17 to 9/28/17	1.30 to 1.55 (b)	270,000	269,753
BPCE SA
9/1/17 to 10/5/17	1.30 to 1.37	276,000	275,177
Canadian Imperial Bank of Commerce
7/10/17 to 3/5/18	1.23 to 1.66 (b)	377,000	377,106
Credit Suisse AG
8/18/17 to 8/23/17	1.34 to 1.35 (b)	150,000	150,028
Federation des caisses Desjardin
7/5/17	1.11	200,000	199,968
J.P. Morgan Securities, LLC
7/14/17 to 12/21/17	1.15 to 1.36 (b)	274,000	274,023
Natexis Banques Populaires New York Branch
7/3/17 to 8/31/17	1.06 to 1.23	280,000	279,778
Societe Generale
8/31/17	1.30	336,000	335,304
Sumitomo Trust & Banking Co. Ltd.
8/7/17	1.17	45,000	44,942
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,205,702)			2,206,079

Asset Backed Commercial Paper - 4.1%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

8/11/17	1.18	11,000	10,984
8/11/17	1.18	11,000	10,984
8/16/17	1.18	20,000	19,967
8/24/17	1.21	46,000	45,911
8/25/17	1.21	23,000	22,955
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
7/5/17	1.17	19,000	18,997
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

7/13/17	1.17	55,000	54,976
7/6/17	1.19	11,000	10,998
7/7/17	1.19	26,000	25,994
9/19/17	1.32	45,000	44,870
9/20/17	1.32	38,000	37,889
9/20/17	1.32	21,000	20,939
9/25/17	1.32	45,000	44,860
9/26/17	1.32	67,000	66,789
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
9/22/17	1.30	41,000	40,877
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/5/17	1.19	13,000	12,998
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $490,996)			490,988

U.S. Treasury Debt - 3.4%
U.S. Treasury Obligations - 3.4%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $404,978)	1.17 to 1.19 (b)	405,000	405,568

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
7/7/17
(Cost $221,000)	1.54 (b)	221,000	221,000

Variable Rate Demand Note - 0.2%
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 7/7/17, LOC Wells Fargo Bank NA, VRDN
7/7/17
(Cost $25,155)	1.22 (b)	25,155	25,155

Non-Negotiable Time Deposit - 26.9%
Time Deposits - 26.9%
Australia & New Zealand Banking Group Ltd.
7/3/17	1.14	554,000	554,002
BNP Paribas
7/3/17	1.18 to 1.19	384,000	384,002
Credit Agricole CIB
7/3/17 to 7/7/17	1.07 to 1.23	454,000	453,999
DNB Bank ASA
7/3/17	1.05	451,000	451,000
National Bank of Canada (TD)
7/3/17	1.07	337,000	337,000
Nordea Bank AB
7/3/17	1.07	582,000	582,000
UBS AG (TD)
7/5/17	1.10	437,000	437,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,199,000)			3,199,003

U.S. Government Agency Repurchase Agreement - 6.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.07% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations) #	$737,502	$737,436
1.12% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations) #	741	741
With Deutsche Bank Securities, Inc. at 1.16%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $55,085,367, 1.75%, 5/15/23)	54,005	54,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $792,177)		792,177

U.S. Treasury Repurchase Agreement - 0.0%
With Deutsche Bank Securities, Inc. at 1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $5,100,555, 2.25%, 7/31/21)
(Cost $5,000)	5,000	5,000

Other Repurchase Agreement - 16.3%
Other Repurchase Agreement - 16.3%
With:
BNP Paribas at 1.29%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $26,226,155, 0.88% - 10.18%, 10/20/17 - 12/15/86)	25,003	25,000
Citigroup Global Markets, Inc. at:
1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $79,929,132)	74,008	74,000
2.04%, dated 5/22/17 due 8/21/17 (Collateralized by Mortgage Loan Obligations valued at $78,937,425, 0.00% - 8.50%, 8/1/19 - 10/28/64)	75,387	74,991
2.07%, dated 5/30/17 due 8/28/17 (Collateralized by Mortgage Loan Obligations valued at $33,665,689, 2.25% - 4.35%, 10/11/47 - 9/25/56)	32,166	31,997
Credit Suisse Securities (U.S.A.) LLC at 1.36%, dated 6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $25,925,054, 0.05% - 10.27%, 5/15/21 - 12/27/38)	24,006	24,000
HSBC Securities, Inc. at 1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $38,853,582, 1.20% - 6.50%, 11/29/17 - 9/19/46)	37,004	37,000
ING Financial Markets LLC at:
1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $27,003,091)	25,003	25,000
1.44%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $8,640,606, 8.13%, 6/1/23)	8,001	8,000
J.P. Morgan Securities, LLC at:
1.28%, dated 6/30/17 due 7/3/17 (Collateralized by Commercial Paper valued at $96,820,089, 7/31/17 - 10/2/17)	94,010	94,000
1.36%, dated 6/29/17 due 7/6/17 (Collateralized by U.S. Government Obligations valued at $121,547,997, 0.12% - 7.00%, 4/28/20 - 2/16/58)	118,031	118,001
1.51%, dated 6/30/17 due 7/7/17 (Collateralized by Corporate Obligations valued at $52,922,899, 1.31% - 5.83%, 7/25/32 - 1/25/47)	49,066	49,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.36%, dated 6/28/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $15,452,919, 4.00%, 7/25/53)	15,004	15,000
1.41%, dated 6/28/17 due 7/5/17 (Collateralized by Equity Securities valued at $191,197,474)	177,049	177,000
1.43%, dated 6/20/17 due 7/5/17 (Collateralized by Equity Securities valued at $56,189,043)	52,031	52,000
2.27%, dated 6/20/17 due 9/18/17 (Collateralized by U.S. Treasury Obligations valued at $334,899,733, 0.75% - 12.50%, 8/15/17 - 3/1/98)	325,839	323,992
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.46%, dated:
6/29/17 due 7/7/17 (Collateralized by Corporate Obligations valued at $12,927,163, 0.00% - 9.75%, 12/1/18 - 12/15/44)	12,007	12,000
6/30/17 due 7/7/17 (Collateralized by Corporate Obligations valued at $12,794,598, 0.00% - 4.5%, 2/5/18 - 12/15/44)	12,007	12,000
Mizuho Securities U.S.A., Inc. at:
1.34%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $51,456,162, 2.11% - 4.50%, 11/27/18 - 2/1/35)	49,005	49,000
1.46%, dated:
6/20/17 due 7/5/17 (Collateralized by Equity Securities valued at $37,820,114)	35,021	35,000
6/21/17 due 7/6/17 (Collateralized by Equity Securities valued at $37,818,399)	35,021	35,000
6/22/17 due 7/7/17 (Collateralized by Equity Securities valued at $37,816,911)	35,021	35,000
6/28/17 due 7/7/17 (Collateralized by Equity Securities valued at $38,887,907)	36,020	36,000
1.51%, dated 6/22/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $12,246,259, 0.00% - 3.38%, 7/7/17 - 12/22/26)	12,011	12,000
2.24%, dated 5/24/17 due 8/22/17 (Collateralized by U.S. Government Obligations valued at $25,563,467, 4.50%, 4/20/47 - 5/20/47)	25,140	24,995
Societe Generale at:
1.29%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $103,961,175, 0.00% - 7.50%, 9/13/17 - 4/15/65)	99,011	99,000
1.44%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $39,964,797, 4.30% - 8.38%, 2/15/19 - 3/17/44)	37,004	37,000
1.57%, dated 7/3/17 due 8/1/17(b)(c)(d)	48,061	47,998
Wells Fargo Securities, LLC at:
1.31%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $51,456,122, 2.45% - 6.40%, 8/15/17 - 1/15/27)	49,005	49,000
1.36%, dated:
6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $36,725,768, 0.00%, 8/30/17 - 9/29/17)	36,010	35,999
6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $121,614,453)	114,013	114,000
1.41%, dated:
6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $77,772,603, 0.00% - 9.50%, 7/1/19 - 12/15/65)	72,020	71,999
6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $79,930,401, 1.25% - 4.00%, 12/15/18 - 12/15/37)	74,009	74,000
1.95%, dated 5/3/17 due 8/1/17 (Collateralized by Equity Securities valued at $27,089,230)	25,122	25,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,934,000)		1,933,972
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $11,934,173)		11,935,515
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(46,192)
NET ASSETS - 100%		$11,889,323

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Corporate Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$737,436,000 due 7/03/17 at 1.07%
HSBC Securities (USA), Inc.	$617,795
Merrill Lynch, Pierce, Fenner & Smith, Inc.	53,117
Wells Fargo Securities LLC	66,524
$737,436
$741,000 due 7/03/17 at 1.12%
BNP Paribas, S.A.	$42
Bank of America NA	176
Bank of Nova Scotia	33
Citibank NA	25
Credit Agricole CIB New York Branch	22
ING Financial Markets LLC	5
J.P. Morgan Securities, Inc.	70
Merrill Lynch, Pierce, Fenner & Smith, Inc.	14
Mizuho Securities USA, Inc.	60
RBC Dominion Securities, Inc.	59
Wells Fargo Securities LLC	235
$741

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $11,934,173,000. Net unrealized appreciation aggregated $1,342,000 of which $1,486,000 related to appreciated investment securities and $144,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Reserves Portfolio

June 30, 2017

IYT-QTLY-0817
1.9871324.101

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 21.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.4%
Wells Fargo Bank NA
8/4/17 to 1/16/18	1.35 to 1.56 (b)%	$30,000	$30,005
London Branch, Eurodollar, Foreign Banks - 2.0%
Credit Suisse Group AG
8/7/17	1.30	6,000	5,992
Mitsubishi UFJ Trust & Banking Corp.
8/7/17	1.20	17,000	17,000
Mizuho Bank Ltd. London Branch
8/7/17	1.28	7,000	7,001
Sumitomo Mitsui Trust Bank Ltd. London Branch
10/3/17	1.34	14,000	14,002
			43,995
New York Branch, Yankee Dollar, Foreign Banks - 18.2%
Bank of Montreal
7/6/17 to 11/1/17	1.15 to 1.55 (b)	70,000	70,008
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/5/17 to 7/25/17	1.15 to 1.17	46,000	45,999
Bayerische Landesbank
7/11/17	1.38	18,000	18,001
BNP Paribas New York Branch
9/18/17	1.25	15,000	15,000
Canadian Imperial Bank of Commerce
7/10/17 to 2/2/18	1.51 to 1.55 (b)	25,000	25,032
Credit Agricole CIB
9/8/17	1.25	15,000	15,001
KBC Bank NV
7/5/17 to 9/1/17	1.07 to 1.24	53,000	53,008
Landesbank Hessen-Thuringen
7/5/17	1.07	7,000	7,000
Mitsubishi UFJ Trust & Banking Corp.
7/3/17 to 10/5/17	1.20 to 1.23 (b)	42,000	41,999
Royal Bank of Canada
8/4/17 to 3/28/18	1.37 to 1.52 (b)	27,000	26,996
Sumitomo Mitsui Banking Corp.
7/28/17 to 9/19/17	1.15 to 1.30	41,000	41,001
Swedbank AB
7/3/17	1.12	8,000	8,000
Toronto-Dominion Bank New York Branch
7/10/17 to 11/1/17	1.49 to 1.55 (b)	20,000	20,017
UBS AG
9/6/17	1.20	15,000	14,997
			402,059
TOTAL CERTIFICATE OF DEPOSIT
(Cost $476,024)			476,059

Financial Company Commercial Paper - 24.4%
Bank of Nova Scotia
7/14/17 to 9/28/17	1.30 to 1.57 (b)	40,000	39,944
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/5/17 to 9/25/17	1.30 to 1.47	88,000	87,866
Bayerische Landesbank
7/3/17 to 7/10/17	1.24	91,400	91,383
BPCE SA
9/1/17 to 10/5/17	1.30 to 1.37	50,000	49,853
Caisse d'Amort de la Dette Sociale
10/3/17 to 10/4/17	1.33 to 1.34 (c)	30,000	29,899
Canadian Imperial Bank of Commerce
7/10/17 to 3/5/18	1.23 to 1.66 (b)	35,000	35,007
Credit Suisse AG
8/18/17 to 8/23/17	1.34 to 1.35 (b)	50,000	50,009
Federation des caisses Desjardin
7/5/17	1.15	15,000	14,998
J.P. Morgan Securities, LLC
7/17/17 to 10/2/17	1.15 to 1.36 (b)	67,000	66,906
Natexis Banques Populaires New York Branch
8/31/17	1.23	20,000	19,959
Societe Generale
8/31/17	1.30	45,000	44,907
Sumitomo Trust & Banking Co. Ltd.
8/7/17	1.17	7,000	6,991
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $537,658)			537,722

Asset Backed Commercial Paper - 9.5%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

8/11/17	1.18	2,000	1,997
8/11/17	1.18	2,000	1,997
8/24/17	1.21	7,000	6,986
8/25/17	1.21	4,000	3,992
9/18/17	1.25	21,000	20,940
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)

7/14/17		8,085	8,081
7/5/17	1.17	3,000	3,000
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

7/13/17	1.17	8,000	7,997
7/6/17	1.19	2,000	2,000
7/7/17	1.19	4,000	3,999
9/19/17	1.30	17,000	16,951
9/19/17	1.32	9,000	8,974
9/20/17	1.32	4,000	3,988
9/20/17	1.32	7,000	6,980
9/25/17	1.32	14,000	13,956
9/26/17	1.32	20,000	19,937
9/7/17	1.24	10,000	9,976
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

7/10/17	1.15	4,000	3,999
9/11/17	1.27	4,000	3,990
9/14/17	1.27	2,000	1,995
9/25/17	1.30	8,000	7,975
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

7/5/17	1.05	25,000	24,996
7/5/17	1.19	2,000	2,000
9/6/17	1.24	14,000	13,966
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
7/14/17	1.25	8,000	7,997
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $208,674)			208,669

Non-Financial Company Commercial Paper - 2.9%
Dominion Resources, Inc.
7/5/17	1.37 to 1.38	8,000	7,998
Rogers Communications, Inc.
7/10/17	1.37	4,000	3,998
7/18/17	1.40	4,000	3,997
7/6/17	1.38	2,000	2,000
7/6/17	1.38	2,000	2,000
8/1/17	1.42	4,000	3,995
Sempra Global
7/5/17 to 8/14/17	1.30 to 1.55	14,000	13,982
South Carolina Public Service Authority Rev. (Liquidity Facility U.S. Bank NA, Cincinnati)

7/24/17	1.47	13,719	13,718
7/26/17	1.50	7,000	7,000
Virginia Electric & Power Co.
7/24/17	1.41	4,000	3,996
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $62,687)			62,684

Other Instrument - 1.3%
Master Notes - 1.3%
Toyota Motor Credit Corp.
7/7/17
(Cost $28,000)	1.54 (b)	28,000	28,000

Non-Negotiable Time Deposit - 17.4%
Time Deposits - 17.4%
BNP Paribas
7/3/17	1.18 to 1.19	89,000	89,000
Credit Agricole CIB
7/3/17 to 7/7/17	1.07 to 1.23	94,000	94,000
DNB Bank ASA
7/3/17	1.05	28,000	28,000
National Bank of Canada (TD)
7/3/17	1.07	63,000	63,000
Nordea Bank AB
7/3/17	1.07	109,000	109,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $383,000)			383,000

U.S. Government Agency Repurchase Agreement - 7.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.12% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations) #	$146,546	$146,532
With Deutsche Bank Securities, Inc. at 1.16%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $10,201,041, 3.63% , 2/15/20)	10,001	10,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $156,532)		156,532

U.S. Treasury Repurchase Agreement - 0.6%
With:
Barclays Capital, Inc. at 1.09%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $3,060,355, 0.00% - 8.88%, 8/3/17 - 6/30/22)	3,000	3,000
Commerz Markets LLC at 1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $6,123,808, 1.75%, 1/31/23)	6,001	6,000
Deutsche Bank Securities, Inc. at:
1.05%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $3,060,308, 1.88%, 1/31/22)	3,000	3,000
1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $1,020,114, 1.88% - 2.13%, 12/31/21 - 1/31/22)	1,000	1,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $13,000)		13,000

Other Repurchase Agreement - 15.1%
Other Repurchase Agreement - 15.1%
With:
BNP Paribas at 1.29%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations valued at $4,145,861, 2.50% - 7.00%, 10/21/22 - 3/30/67)	4,000	4,000
Citigroup Global Markets, Inc. at:
1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $15,121,792)	14,002	14,000
2.04%, dated 5/22/17 due 8/21/17 (Collateralized by Mortgage Loan Obligations valued at $12,629,988, 4.13% - 4.40%, 3/17/49 - 7/12/49)	12,062	11,999
2.07%, dated 5/30/17 due 8/28/17 (Collateralized by Mortgage Loan Obligations valued at $6,312,317, 3.62% - 4.13%, 7/12/49 - 8/17/49)	6,031	5,999
Credit Suisse Securities (U.S.A.) LLC at 1.36%, dated 6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $5,403,524, 5.52% - 5.96%, 4/18/25 - 7/27/26)	5,001	5,000
HSBC Securities, Inc. at 1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $7,353,437, 3.00% - 3.58%, 5/15/24 - 5/22/28)	7,001	7,000
ING Financial Markets LLC at:
1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $5,400,613)	5,001	5,000
1.44%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $1,082,828, 7.75%, 7/1/26)	1,000	1,000
J.P. Morgan Securities, LLC at:
1.28%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations valued at $10,201,437, 3.50%, 2/1/47)	10,001	10,000
1.36%, dated 6/29/17 due 7/6/17 (Collateralized by U.S. Government Obligations valued at $23,693,187, 2.75% - 5.50%, 12/25/33 - 10/20/46)	23,006	23,000
1.51%, dated 6/30/17 due 7/7/17 (Collateralized by Mortgage Loan Obligations valued at $9,722,015, 4.87%, 9/25/29)	9,012	9,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.41%, dated 6/28/17 due 7/5/17 (Collateralized by Equity Securities valued at $36,727,237)	34,009	34,000
1.43%, dated 6/20/17 due 7/5/17 (Collateralized by Equity Securities valued at $10,805,596)	10,006	10,000
2.27%, dated 6/20/17 due 9/18/17 (Collateralized by Equity Securities valued at $67,819,230)	64,363	63,998
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.46%, dated:
6/29/17 due 7/7/17 (Collateralized by Equity Securities valued at $2,160,351)	2,001	2,000
6/30/17 due 7/7/17 (Collateralized by Corporate Obligations valued at $2,160,283, 1.00% - 4.25%, 12/1/19 - 7/15/23)	2,001	2,000
Mizuho Securities U.S.A., Inc. at:
1.34%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $9,451,971, 3.40% - 3.90%, 12/15/20 - 1/23/25)	9,001	9,000
1.46%, dated:
6/20/17 due 7/5/17 (Collateralized by Equity Securities valued at $7,564,054)	7,004	7,000
6/21/17 due 7/6/17 (Collateralized by Equity Securities valued at $7,563,684)	7,004	7,000
6/22/17 due 7/7/17 (Collateralized by Equity Securities valued at $7,563,420)	7,004	7,000
6/28/17 due 7/7/17 (Collateralized by Equity Securities valued at $7,561,621)	7,004	7,000
1.51%, dated 6/22/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $2,041,042, 2.90%, 2/15/29)	2,002	2,000
2.24%, dated 5/24/17 due 8/22/17 (Collateralized by U.S. Government Obligations valued at $4,090,619, 2.08% - 2.90%, 9/2/20 - 2/15/29)	4,022	3,999
Societe Generale at:
1.29%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $18,902,651, 1.38% - 9.38%, 7/17/17 - 4/1/77)	18,002	18,000
1.44%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $7,560,902, 2.75% - 7.88%, 4/1/19 - 10/5/27)	7,001	7,000
1.57%, dated 7/3/17 due 8/1/17(b)(d)(e)	9,011	9,000
Wells Fargo Securities, LLC at:
1.31%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $9,451,382, 2.55% - 6.30%, 9/15/17 - 8/15/47)	9,001	9,000
1.36%, dated 6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $7,351,668, 3.20% - 6.00%, 9/15/17 - 5/14/36)	7,002	7,000
1.41%, dated:
6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $15,122,512, 6.50% - 12.75%, 6/18/20 - 11/15/21)	14,004	14,000
6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $15,123,133, 2.38%, 5/1/32)	14,002	14,000
1.95%, dated 5/3/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $4,336,371, 2.38%, 5/1/32)	4,020	4,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $333,000)		332,995
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $2,198,575)		2,198,661
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,911
NET ASSETS - 100%		$2,201,572

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,899,000 or 1.4% of net assets.

 (d) The maturity amount is based on the rate at period end.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Corporate Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$146,532,000 due 7/03/17 at 1.12%
BNP Paribas, S.A.	$9,492
BNY Mellon Capital Markets LLC	1,069
Bank of America NA	24,988
Bank of Nova Scotia	6,551
Citibank NA	13,469
Credit Agricole CIB New York Branch	4,276
ING Financial Markets LLC	992
J.P. Morgan Securities, Inc.	13,879
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,830
Mizuho Securities USA, Inc.	11,921
RBC Dominion Securities, Inc.	19,669
Wells Fargo Securities LLC	36,396
$146,532

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,198,575,000. Net unrealized appreciation aggregated $86,000, of which $122,000 related to appreciated investment securities and $36,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Tax-Exempt Portfolio

June 30, 2017

TAX-QTLY-0817
1.803304.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.7%
	Principal Amount (000s)	Value (000s)
Alabama - 4.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.95% 7/3/17, VRDN (a)	$7,675	$7,675
Series 2014 B, 0.95% 7/3/17, VRDN (a)	11,500	11,500
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 0.94% 7/7/17, LOC Bank of America NA, VRDN (a)(b)	7,600	7,600
Series 2011 B, 0.94% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,705	9,705
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.01% 7/7/17, VRDN (a)	3,750	3,750
Series 2009, 0.95% 7/3/17, VRDN (a)	5,700	5,700
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.97% 7/3/17, VRDN (a)	1,800	1,800
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.):
Series 2011 A, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,700	14,700
Series 2011 D, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2011 E, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2011 I, 0.92% 7/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	1,600	1,600
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.96% 7/3/17, VRDN (a)	1,665	1,665
		115,695
Alaska - 0.8%
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.95% 7/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,500	4,500
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.93% 7/7/17, VRDN (a)	2,600	2,600
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.94% 7/7/17, VRDN (a)	14,500	14,500
		21,600
Arizona - 2.4%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.94% 7/7/17, LOC Bank of America NA, VRDN (a)	28,800	28,800
Series 2008 F, 0.93% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	6,200	6,200
Series 2008 G, 0.93% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)	6,330	6,330
(Catholic Healthcare West Proj.):
Series 2008 B, 0.93% 7/7/17, LOC Barclays Bank PLC, VRDN (a)	2,900	2,900
Series 2009 F, 0.95% 7/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	14,100	14,100
Series 2015 B, 0.93% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,800	4,800
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.9% 7/7/17, LOC Freddie Mac, VRDN (a)	3,700	3,700
		66,830
Colorado - 1.4%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,640	5,640
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 0.91% 7/7/17, VRDN (a)	19,000	19,000
Series 2017 B2, 0.91% 7/7/17, VRDN (a)	16,000	16,000
		40,640
Connecticut - 4.0%
Connecticut Gen. Oblig. Series 2016 C, 1.05% 7/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	38,255	38,255
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 0.95% 7/7/17, LOC Bank of America NA, VRDN (a)	2,000	2,000
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 0.95% 7/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,635	14,635
Series 2011 C1, 0.93% 7/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,275	11,275
Series 2016 F, 0.92% 7/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	25,500	25,500
Series E 3, 0.91% 7/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	21,900	21,900
		113,565
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.09% 7/7/17, VRDN (a)	300	300
Series 1999 A, 0.98% 7/7/17, VRDN (a)	1,900	1,900
		2,200
District Of Columbia - 3.9%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.99% 7/7/17, LOC Bank of America NA, VRDN (a)	1,200	1,200
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.91% 7/7/17, LOC PNC Bank NA, VRDN (a)	22,370	22,370
(The Pew Charitable Trust Proj.) Series 2008 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (a)	19,870	19,870
(Washington Drama Society, Inc. Proj.) Series 2008, 0.92% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(c)	50,555	50,555
Series 2006, 0.91% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)	7,850	7,850
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 B1, 0.91% 7/7/17, LOC Bank of America NA, VRDN (a)	4,625	4,625
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.98% 7/7/17, LOC Freddie Mac, VRDN (a)	3,050	3,050
		109,520
Florida - 1.2%
Miami-Dade County Series 2014 A, 0.93% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,650	6,650
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.89% 7/7/17, LOC Branch Banking & Trust Co., VRDN (a)(c)	14,600	14,600
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, 0.91% 7/7/17, LOC Northern Trust Co., VRDN (a)	13,400	13,400
		34,650
Georgia - 3.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1% 7/3/17, VRDN(a)	1,300	1,300
First Series 2009, 1% 7/3/17, VRDN (a)	3,200	3,200
Second Series 1995, 1.01% 7/3/17, VRDN (a)	7,400	7,400
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.95% 7/7/17, LOC Bank of America NA, VRDN (a)	12,860	12,860
Series 2010 B, 0.95% 7/7/17, LOC Bank of America NA, VRDN (a)	7,205	7,205
Effingham County Indl. Dev. Auth. Poll Cont. 1.03% 7/3/17, VRDN (a)	6,370	6,370
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.92% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,640	4,640
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.01% 7/3/17, VRDN (a)	1,700	1,700
Series 2008, 1.01% 7/3/17, VRDN (a)	28,040	28,040
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.91% 7/7/17, LOC Bank of America NA, VRDN (a)	18,500	18,500
		91,215
Illinois - 10.5%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.94% 7/7/17, LOC Barclays Bank PLC, VRDN (a)	1,400	1,400
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.91% 7/7/17, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	7,000	7,000
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.95% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	14,700	14,700
Series 2008 C, 0.95% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	7,260	7,260
(Latin School Proj.) Series 2005 A, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	6,695	6,695
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.93% 7/7/17, LOC Barclays Bank PLC, VRDN (a)	11,220	11,220
Series 2008 B, 0.93% 7/7/17, LOC Barclays Bank PLC, VRDN (a)	33,780	33,780
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.93% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	10,005	10,005
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.93% 7/7/17, LOC Barclays Bank PLC, VRDN (a)	7,050	7,050
(Trinity Int'l. Univ. Proj.) Series 2009, 0.92% 7/7/17, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	4,400	4,400
Series 2007 F, 0.93% 7/7/17, LOC Barclays Bank PLC, VRDN (a)	20,000	20,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.95% 7/7/17, LOC Bank of America NA, VRDN (a)	17,300	17,300
Series 2007 A 2B, 0.95% 7/7/17, LOC PNC Bank NA, VRDN (a)	26,300	26,300
Series 2007 A 2C, 0.95% 7/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,400	16,400
Series 2007 A-2A, 0.95% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	21,140	21,140
Series 2007 A1, 0.95% 7/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	37,100	37,100
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,600	5,600
Series 2008, 0.93% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,010	5,010
FHLMC:
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.96% 7/7/17, LOC Freddie Mac, VRDN (a)	29,000	29,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.97% 7/7/17, LOC Freddie Mac, VRDN (a)	12,500	12,500
		298,560
Indiana - 1.1%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.95% 7/7/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	16,440	16,440
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.95% 7/7/17, LOC Mizuho Bank Ltd., VRDN (a)	5,735	5,735
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 I, 0.92% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)	8,625	8,625
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 7/7/17, VRDN (a)	1,200	1,200
Series I, 1.05% 7/7/17, VRDN (a)	500	500
		32,500
Iowa - 3.3%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.91% 7/7/17, LOC MUFG Union Bank NA, VRDN (a)	14,435	14,435
Series 2013 B2, 0.96% 7/7/17, LOC MUFG Union Bank NA, VRDN (a)	4,395	4,395
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.96% 7/7/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	30,000	30,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.94% 7/7/17, VRDN (a)	5,800	5,800
Iowa Fin. Auth. Poll. Cont. Facility Rev.:
(MidAmerican Energy Proj.) Series 2008 B, 0.92% 7/7/17, VRDN (a)	29,600	29,600
(Midamerican Energy Proj.) Series 2016 A, 0.92% 7/7/17, VRDN (a)	9,300	9,300
		93,530
Louisiana - 1.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.95% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	11,135	11,135
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,450	3,450
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 0.95% 7/7/17, VRDN (a)	3,800	3,800
(C-Port LLC Proj.) Series 2008, 0.97% 7/7/17, LOC Bank of America NA, VRDN (a)	800	800
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.93% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,700	5,700
Series 2010, 0.93% 7/7/17, LOC Mizuho Bank Ltd., VRDN (a)	6,600	6,600
Series 2011, 0.92% 7/7/17, LOC Bank of Nova Scotia, VRDN (a)	6,800	6,800
FHLMC Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 0.96% 7/7/17, LOC Freddie Mac, VRDN (a)	3,300	3,300
		41,585
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.92% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(c)	10,500	10,500
Massachusetts - 0.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.89% 7/7/17, LOC Citibank NA, VRDN (a)	1,150	1,150
Series 2010 A2, 0.91% 7/7/17, LOC Barclays Bank PLC, VRDN (a)	17,550	17,550
Massachusetts Dev. Fin. Agcy. Rev. (Partners HealthCare Sys. Proj.) Series 2011 K2, 0.92% 7/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,280	5,280
		23,980
Minnesota - 0.1%
FHLMC Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.95% 7/7/17, LOC Freddie Mac, VRDN (a)	1,760	1,760
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.96% 7/7/17, LOC Bank of America NA, VRDN (a)	10,150	10,150
Nevada - 2.1%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.94% 7/7/17, LOC Bank of America NA, VRDN (a)	5,750	5,750
Reno Cap. Impt. Rev. Series 2005 A, 0.96% 7/7/17, LOC Bank of America NA, VRDN (a)	10,845	10,845
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.93% 7/7/17, LOC MUFG Union Bank NA, VRDN (a)	34,600	34,600
Series 2008 B, 0.9% 7/7/17, LOC MUFG Union Bank NA, VRDN (a)	8,800	8,800
		59,995
New Jersey - 0.1%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.95% 7/7/17, LOC Bank of America NA, VRDN (a)	2,570	2,570
New York - 8.4%
New York City Gen. Oblig.:
Series 2010 G4, 0.93% 7/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	12,850	12,850
Series 2015 F4, 0.95% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,000	15,000
New York City Transitional Fin. Auth. Rev.:
Series 1999 A2, 0.91% 7/7/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	20,500	20,500
Series 2003 1A, 0.92% 7/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,405	11,405
New York Hsg. Fin. Agcy. Rev.:
(88 Leonard Street Proj.) Series 2005 A, 0.95% 7/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	22,700	22,700
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.95% 7/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,610	6,610
Series 2010 A:
0.99% 7/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
0.99% 7/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,900	1,900
Series 2013 A:
0.93% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,800	4,800
0.93% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)	9,600	9,600
Series 2015 A, 0.96% 7/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 0.94% 7/7/17, LOC Mizuho Bank Ltd., VRDN (a)	3,280	3,280
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 0.92% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,650	2,650
Series 2005 B3, 0.92% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,100	12,100
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.95% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	17,075	17,075
FHLMC New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Bruckner by the Bridge Proj.) Series 2008 A, 0.95% 7/7/17, LOC Freddie Mac, VRDN (a)	8,970	8,970
FNMA New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.93% 7/7/17, LOC Fannie Mae, VRDN (a)	63,995	63,995
(Taconic West 17th St. Proj.) Series 2009 A, 0.93% 7/7/17, LOC Fannie Mae, VRDN (a)	20,000	20,000
		237,435
North Carolina - 1.7%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.94% 7/7/17, LOC Rabobank Nederland New York Branch, VRDN (a)	4,400	4,400
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.89% 7/7/17, LOC Branch Banking & Trust Co., VRDN (a)(c)	18,100	18,100
Series 2008 A2, 0.89% 7/7/17, LOC Branch Banking & Trust Co., VRDN (a)(c)	11,200	11,200
(Deerfield Episcopal Retirement Proj.) Series 2008 B, 0.94% 7/7/17, LOC Branch Banking & Trust Co., VRDN (a)	3,335	3,335
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.95% 7/7/17, LOC Cr. Industriel et Commercial, VRDN (a)	9,900	9,900
		46,935
Ohio - 0.9%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.94% 7/7/17, VRDN (a)	26,200	26,200
Oklahoma - 0.5%
Univ. Hospitals Trust Rev. Series 2005 A, 0.95% 7/7/17, LOC Bank of America NA, VRDN (a)	14,905	14,905
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (a)(c)	3,810	3,810
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (a)	10,650	10,650
(South Hills Health Sys. Proj.) Series 2000 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (a)	3,800	3,800
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.96% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,000	2,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.9% 7/7/17, LOC PNC Bank NA, VRDN (a)(c)	6,670	6,670
Haverford Township School District Series 2009, 0.92% 7/7/17, LOC TD Banknorth, NA, VRDN (a)	4,370	4,370
Indiana County Hosp. Auth. Series 2014 B, 0.93% 7/7/17, LOC PNC Bank NA, VRDN (a)	3,400	3,400
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.01% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
(Willow Valley Retirement Proj.) Series 2009 B, 0.91% 7/7/17, LOC PNC Bank NA, VRDN (a)	3,855	3,855
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (a)(c)	5,620	5,620
Series 2011 B, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (a)	5,090	5,090
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (a)	1,000	1,000
		50,770
Tennessee - 2.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.97% 7/7/17, LOC Bank of America NA, VRDN (a)	1,845	1,845
Series 2003, 1.04% 7/3/17, LOC Bank of America NA, VRDN (a)	8,735	8,735
Series 2004, 1.04% 7/3/17, LOC Bank of America NA, VRDN (a)	1,700	1,700
Series 2005, 1.04% 7/3/17, LOC Bank of America NA, VRDN (a)	3,000	3,000
Series 2008, 1.04% 7/3/17, LOC Bank of America NA, VRDN (a)	17,100	17,100
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 B, 0.92% 7/7/17, LOC PNC Bank NA, VRDN (a)	100	100
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 1.04% 7/3/17, LOC Bank of America NA, VRDN (a)	10,000	10,000
Series 2004, 1.04% 7/3/17, LOC Bank of America NA, VRDN (a)	5,350	5,350
Series 2006, 1.04% 7/3/17, LOC Bank of America NA, VRDN (a)	9,200	9,200
		57,030
Texas - 3.8%
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.95% 7/7/17, LOC Bank of America NA, VRDN (a)	8,250	8,250
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 E, 0.91% 7/7/17, VRDN (a)	8,635	8,635
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.95% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,925	4,925
Harris County Hosp. District Rev. Series 2010, 0.92% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	1,980	1,980
Houston Util. Sys. Rev.:
Series 2004 B3, 0.91% 7/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	14,250	14,250
Series 2004 B5, 0.91% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)	20,000	20,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.96% 7/7/17 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 0.96% 7/7/17 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.96% 7/7/17 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.96% 7/7/17 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.93% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	10,230	10,230
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.91% 7/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,275	3,275
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.89% 7/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)(c)	18,360	18,360
Series 2015 B, 0.91% 7/7/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	9,560	9,560
		106,465
Virginia - 0.2%
Loudoun County Indl. Dev. Auth. (Loudoun Country Day School, Inc. Proj.) Series 2008, 0.91% 7/7/17, LOC PNC Bank NA, VRDN (a)	4,600	4,600
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.99% 7/7/17, LOC Bank of America NA, VRDN (a)	500	500
		5,100
Washington - 1.1%
Chelan County Pub. Util. District #1 Rev. Series 2008 B, 0.93% 7/7/17 (Liquidity Facility MUFG Union Bank NA), VRDN (a)	1,450	1,450
King County Swr. Rev.:
Series 2001 A, 0.95% 7/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,400	7,400
Series 2001 B, 0.95% 7/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,100	2,100
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.97% 7/7/17, LOC Freddie Mac, VRDN (a)	6,425	6,425
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.94% 7/7/17, LOC Freddie Mac, VRDN (a)	2,035	2,035
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(The Cambridge Apts. Proj.) Series 2009, 0.96% 7/7/17, LOC Fannie Mae, VRDN (a)	2,300	2,300
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.96% 7/7/17, LOC Fannie Mae, VRDN (a)	8,750	8,750
		30,460
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.95% 7/7/17, LOC Branch Banking & Trust Co., VRDN (a)	14,400	14,400
Wisconsin - 0.3%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)	9,700	9,700
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.03% 7/7/17, VRDN (a)	1,400	1,400
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.02% 7/7/17, VRDN (a)	600	600
		2,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,772,445)		1,772,445

Tender Option Bond - 13.7%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000	4,000
Arizona - 0.4%
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters XF 05 19, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,900	1,900
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,125	1,125
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,420	1,420
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,200	1,200
Participating VRDN Series 16 XM 02 45, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,605	3,605
		12,750
California - 0.3%
Dignity Health Participating VRDN Series 17 04, 0.99% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,800	1,800
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 1.21%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.98% 7/7/17 (Liquidity Facility Bank of America NA) (a)(d)	4,980	4,980
		8,180
Colorado - 0.6%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.99% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	800	800
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	600	600
Series ZF 04 17, 1.06% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	200	200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.99% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,500	2,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.95% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,900	4,900
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	400	400
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 1.06%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	900	900
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,295	1,295
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 1.11%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,200	3,200
Participating VRDN Series XM 03 05, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,800	1,800
		16,595
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.09% 8/11/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	5,000	5,000
District Of Columbia - 0.3%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,200	1,200
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,155	7,155
Series XF 23 41, 0.98% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	300	300
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 35, 1.06%, tender 8/31/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	525	525
		9,180
Florida - 0.5%
Brooks Health Sys. Participating VRDN Series XG 0064, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,500	2,500
Central Florida Expressway Bonds Series RBC E 62, 1.11%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,695	2,695
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 37, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,800	2,800
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN Series XM 04 70, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,670	1,670
RBC Muni. Products, Inc. Trust Bonds Series E70, 1.11%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	700	700
		14,665
Georgia - 0.3%
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.96% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	900	900
Fulton County Gen. Oblig. Bonds Series 2017 07, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300	1,300
Private Colleges & Univs. Auth. Rev. Emory Univ. Participating VRDN Series Floaters 16 XF0517, 0.95% 7/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,500	7,500
		9,700
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series Solar 17 0031, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,000	1,000
Honolulu City & County Gen. Oblig. Bonds Series 2016, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	605	605
		1,605
Illinois - 1.2%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,800	1,800
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.16% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	100	100
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters XG 01 22, 0.94% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,335	7,335
Series Putters 0022, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,795	3,795
Series Putters 3379, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	700	700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.99% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,500	1,500
Series 15 XF2202, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,150	1,150
Series 15 XM 0078, 0.96% 7/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,180	5,180
Series Floaters XL 00 41, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,100	1,100
Series XF 23 98, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,780	2,780
Series ZF 24 04, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,635	1,635
The County of Cook Participating VRDN Series XF 23 13, 1.06% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	300	300
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.97% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	500	500
		32,870
Indiana - 0.3%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,000	2,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.09%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,400	5,400
		7,400
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.99% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,200	1,200
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.98% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,100	1,100
Louisiana - 0.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.96% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,500	8,500
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,860	1,860
		10,360
Maryland - 0.1%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300	1,300
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.05% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,000	2,000
		3,300
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.96%, tender 7/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	6,200	6,200
Series Clipper 09 69, 1.11%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	1,300	1,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,630	2,630
		10,130
Michigan - 0.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.98% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,500	3,500
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	300	300
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series RBC 2016 ZM0131, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,000	1,000
		7,800
Missouri - 0.2%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.98% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,800	4,800
Nebraska - 0.1%
Douglas County School District #1 Bonds Series 2016 27, 1.06%, tender 9/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,200	2,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Floaters XX 10 04, 0.96% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	600	600
		2,800
Nevada - 0.2%
Clark County Fuel Tax:
Bonds Series Solar 17 25, 1.06%, tender 9/21/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	995	995
Participating VRDN ROC II R 11836, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,450	3,450
		4,445
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	300	300
New York - 0.7%
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,690	3,690
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,800	3,800
Series ROC II R 14022, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,185	2,185
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185	3,185
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
		19,285
North Carolina - 0.8%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.95% 7/7/17 (Liquidity Facility Bank of America NA) (a)(d)	1,000	1,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0051, 0.95% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,500	9,500
Series EGL 14 0052, 0.95% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,850	2,850
Series MS 15 ZM0105, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,185	2,185
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,765	4,765
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
		22,900
Ohio - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	400	400
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.06%, tender 9/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	700	700
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.13% 8/11/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	1,000	1,000
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,600	1,600
		3,700
Oklahoma - 0.0%
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	595	595
Oregon - 0.1%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.06%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	890	890
		3,890
Pennsylvania - 0.6%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Putters 0047, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.09%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	9,300	9,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,500	1,500
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Putters 14 XM0005, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,455	2,455
		17,255
South Carolina - 0.6%
Berkeley County School District Bonds Series Solar 17 0030, 1.07%, tender 8/17/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,000	1,000
Lancaster County School District Bonds Series Solar 17 21, 1.06%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.98% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,950	5,950
Series Floaters XM 02 91, 1.06% 7/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,100	1,100
Series Floaters XM 03 84, 1.06% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,130	3,130
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.06% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,965	3,965
		16,345
Tennessee - 0.1%
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.01% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Texas - 2.5%
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Conroe Independent School District Bonds Series 2016 15, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300	1,300
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	800	800
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 3227, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	600	600
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.96%, tender 7/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	36,800	36,800
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Sewries 16 ZF0312, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,485	10,485
Houston Independent School District Participating VRDN Series XF 24 50, 0.92% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,500	7,500
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,295	1,295
Pflugerville Independent School District Participating VRDN Series 2017, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500	2,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	800	800
Texas Gen. Oblig. Participating VRDN Series Floaters XM 04 04, 0.94% 7/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,750	3,750
		70,830
Utah - 0.3%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, 1.21%, tender 8/3/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 0.96% 7/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,400	1,400
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series 2017, 0.94% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,660	2,660
		9,590
Vermont - 0.1%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,850	2,850
Virginia - 0.3%
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	700	700
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.95% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,700	6,700
Univ. of Virginia Gen. Rev. Bonds Series Solar 17 17, 1.07%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
Virginia Gen. Oblig. Bonds Series 2016 11, 0.96%, tender 7/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	495	495
		8,495
Washington - 1.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,885	2,885
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.95% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
Series Floater 3090, 0.94% 7/1/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	12,021	12,021
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, 1.07%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
Series WF 11-18C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	600	600
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.07%, tender 7/27/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,200	1,200
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 1.21%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,250	1,250
Series 16 XM0219, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,335	4,335
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,625	4,625
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,530	2,530
		33,546
Wisconsin - 0.3%
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 36, 1.06%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	700	700
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 1.11% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	1,455	1,455
Series Clipper 09 53, 1.11% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	800	800
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XG 00 72, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	700	700
Series XM 04 79, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,500	4,500
		8,155
TOTAL TENDER OPTION BOND
(Cost $388,116)		388,116

Other Municipal Security - 16.4%
Alabama - 0.8%
Huntsville Health Care Auth. Rev.:
Series 2017:
0.92% 8/1/17, CP	9,700	9,700
0.95% 8/21/17, CP	11,600	11,600
0.96% 7/5/17, CP	1,200	1,200
		22,500
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	1,425	1,457
California - 0.5%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 1.01%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)	5,900	5,900
Series 2010 B, 1.01%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,510	2,510
Los Angeles Dept. of Wtr. & Pwr. Rev. 1% 8/1/17 (Liquidity Facility Royal Bank of Canada), CP	6,200	6,200
		14,610
Colorado - 0.0%
Colorado Springs Utils. Rev. Series A, 0.95% 8/9/17, LOC Bank of America NA, CP	1,000	1,000
Connecticut - 0.5%
Bethel Gen. Oblig. BAN Series 2017, 1.25% 10/17/17	1,155	1,156
Brookfield Gen. Oblig. BAN Series B, 2% 11/16/17	5,800	5,821
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 1.01% 1/1/18 (a)	300	300
Series 2016 G, 4% 11/1/17	3,500	3,533
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2, 0.86% tender 7/5/17, CP mode	1,400	1,400
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	600	604
		12,814
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. 0.96% 7/25/17, LOC JPMorgan Chase Bank, CP	4,100	4,100
Florida - 0.9%
Florida Local Govt. Fin. Cmnty. Series 11A1, 0.92% 7/5/17, LOC JPMorgan Chase Bank, CP	7,200	7,200
Miami-Dade County Wtr. & Swr. Rev. Series A1, 0.93% 7/10/17, LOC Barclays Bank PLC, CP	9,100	9,100
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 1.21%, tender 1/26/18 (a)	1,000	1,000
Series 2014 A1, 1.16%, tender 1/26/18 (a)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, 1.21%, tender 1/26/18 (a)	5,300	5,300
		26,400
Georgia - 1.4%
Atlanta Arpt. Rev.:
Series D-1, 1.01% 10/3/17, LOC Bank of America NA, CP	3,100	3,100
Series D-3, 1.01% 10/3/17, LOC Bank of America NA, CP	623	623
Series E-1, 1.01% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,600	1,600
Series E-3:
1.01% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	300	300
1.02% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	300	300
1.02% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,600	1,600
Atlanta Wtr. & Wastewtr. Rev. Series A:
1% 10/2/17, LOC PNC Bank NA, CP	7,105	7,105
1% 10/3/17, LOC Wells Fargo Bank NA, CP	700	700
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Projs.) Series 85A, 0.93% tender 7/7/17, LOC Barclays Bank PLC, CP mode	2,800	2,800
Series B:
0.89% 7/10/17, LOC PNC Bank NA, CP	6,000	6,000
0.91% 7/18/17, LOC TD Banknorth, NA, CP	3,400	3,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	5,250	5,250
Series 2010 A2, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	5,680	5,680
		38,458
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.95%, tender 9/1/17 (a)	3,000	3,000
Illinois - 0.9%
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series 2008 A, 5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,100	3,160
Series 16B2, 0.98% 9/20/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	600	600
Illinois Fin. Auth. Ed. Rev. Series LOY:
0.92% 7/3/17, LOC PNC Bank NA, CP	3,000	3,000
0.93% 8/1/17, LOC PNC Bank NA, CP	4,600	4,600
Illinois Fin. Auth. Rev. Bonds:
( Hosp. Sisters Svcs., Inc. Proj.) 0.96% tender 7/17/17, CP mode	3,600	3,600
(Advocate Health Care Network Proj.) Series 2011 B, 1.21%, tender 1/26/18 (a)	600	600
(Hosp. Sisters Svcs., Inc. Proj.):
Series 2012 H, 0.81% tender 7/6/17, CP mode	4,485	4,485
0.89% tender 8/3/17, CP mode	1,600	1,600
0.94% tender 8/3/17, CP mode	2,800	2,800
(Hosp. Sisters Svcs., Inc.Proj.) 0.95% tender 7/3/17, CP mode	1,000	1,000
Southwestern Ill Dev. Auth. Heal Bonds ( Hosp. Sisters Svcs., Inc. Proj.) 0.97% tender 7/17/17, CP mode	1,200	1,200
		26,645
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2017, 0.91% 7/18/17, LOC JPMorgan Chase Bank, CP	7,100	7,100
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	5,100	5,106
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.97% tender 7/5/17, CP mode	1,900	1,900
Maryland - 0.3%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.95%, tender 9/1/17 (a)	8,900	8,900
Massachusetts - 0.7%
Massachusetts Gen. Oblig. Bonds Series B, 1.39% 2/1/18 (a)(b)	8,000	8,003
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992, 1.05% tender 7/24/17, CP mode	1,900	1,900
Series 93B:
1.07% tender 7/20/17, CP mode	2,100	2,100
1.07% tender 8/2/17, CP mode	3,700	3,700
Series 1993 A, 1% tender 7/13/17, CP mode	4,800	4,800
		20,503
Michigan - 0.6%
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.95%, tender 9/1/17 (a)	8,900	8,900
Univ. of Michigan Rev.:
Series K1:
0.91% 7/6/17, CP	800	800
0.93% 7/5/17, CP	2,205	2,205
Series K2:
0.93% 1/29/18, CP	700	700
0.94% 3/2/18, CP	3,060	3,060
		15,665
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig. 0.95% 7/3/17, CP	1,800	1,800
Missouri - 0.2%
Curators of the Univ. of Missouri Series A:
0.91% 7/5/17, CP	3,000	3,000
0.96% 9/5/17, CP	3,500	3,500
		6,500
Montana - 0.1%
Montana Board of Invt. Bonds Series 2013, 1.2%, tender 3/1/18 (a)	1,300	1,300
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev.:
Series A:
0.89% 7/3/17, CP	1,100	1,100
0.89% 7/5/17, CP	1,600	1,600
0.89% 7/6/17, CP	1,600	1,600
0.94% 8/3/17, CP	1,000	1,000
0.95% 8/2/17, CP	1,700	1,700
0.95% 8/4/17, CP	1,700	1,700
0.96% 7/17/17, CP	1,700	1,700
0.97% 7/13/17, CP	1,670	1,670
		12,070
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A, 0.95% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,500	2,500
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,890	2,919
New Jersey - 0.6%
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	1,900	1,918
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	2,100	2,112
New Jersey Econ. Dev. Auth. Rev. Bonds 5% 12/15/17 (Escrowed to Maturity)	4,018	4,088
Paramus BAN Series 2017, 2% 2/16/18	2,400	2,414
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2016, 2% 9/21/17	4,355	4,365
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	2,500	2,509
		17,406
New York - 0.4%
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 E, 5% 11/1/17	2,000	2,027
New York City Trust For Cultural Bonds (American Museum of Natural History Proj.) Series 2014 B1, 1.01%, tender 10/6/17 (a)	1,125	1,125
New York Pwr. Auth. Series 2, 0.86% 7/5/17, CP	8,077	8,077
Tonawanda Town BAN Series 2016, 2% 8/31/17	700	701
		11,930
Ohio - 1.0%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17	385	386
Deer Park School District BAN Series 2016, 2.5% 7/13/17	600	600
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	700	704
Franklin County Rev. Bonds Series 2013 OH, 0.95%, tender 9/1/17 (a)	7,545	7,545
Huber Heights BAN Series 2016, 2.75% 12/12/17	1,611	1,620
North Ridgeville Gen. Oblig. BAN Series 2017, 2% 6/18/18	800	806
Ohio Higher Edl. Facility Commission Rev. Bonds:
(the Cleveland Clinic Foundation Proj.):
0.95% tender 7/6/17, CP mode	2,900	2,900
0.96% tender 7/13/17, CP mode	1,200	1,200
0.96% tender 7/13/17, CP mode	3,300	3,300
Series 08B5, 0.95% tender 7/27/17, CP mode	5,200	5,200
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.95% tender 9/7/17, CP mode	4,380	4,380
Winton Woods City School District BAN Series 2017, 1.75% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	500	500
		29,141
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 1.26%, tender 1/26/18 (a)	1,750	1,750
Pennsylvania - 0.2%
Philadelphia Gas Works Rev. Series 2, 0.89% 7/10/17, LOC PNC Bank NA, CP	6,600	6,600
Tennessee - 0.2%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
0.94% 8/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,400	3,400
0.95% 8/15/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,200	3,200
		6,600
Texas - 4.5%
Austin Elec. Util. Sys. Rev. Series A:
0.91% 7/10/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,560	6,560
0.91% 7/18/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,500	5,500
Fort Bend Independent School District Series 2017, 0.98% 9/25/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,500	2,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
( Memorial Hermann Hosp. Sys. Proj.) 0.85% tender 7/6/17, CP mode	5,500	5,500
(Memorial Hermann Hosp. Sys. Proj.) 1% tender 8/4/17, CP mode	5,700	5,700
(Texas Children's Hosp. Proj.) Series 2015 2, 1.11%, tender 1/26/18 (a)	2,900	2,900
Harris County Gen. Oblig.:
Series A1, 0.91% 7/13/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,986	5,986
Series D, 0.91% 7/13/17 (Liquidity Facility JPMorgan Chase Bank), CP	12,081	12,081
Harris County Metropolitan Trans. Auth.:
0.97% 7/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	5,100	5,100
0.98% 7/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	3,400	3,400
0.99% 7/12/17 (Liquidity Facility JPMorgan Chase Bank), CP	3,650	3,650
0.99% 7/12/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,500	1,500
Houston Gen. Oblig. Series E1:
0.87% 7/3/17, LOC Citibank NA, CP	700	700
0.96% 9/5/17, LOC Citibank NA, CP	3,600	3,600
0.97% 8/29/17, LOC Citibank NA, CP	1,900	1,900
Lower Colorado River Auth. Rev.:
Series 2017:
0.86% 7/3/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,933	3,933
0.94% 8/3/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,177	7,177
Series B:
0.93% 8/1/17, LOC State Street Bank & Trust Co., Boston, CP	1,100	1,100
0.96% 9/5/17, LOC State Street Bank & Trust Co., Boston, CP	2,600	2,600
0.98% 9/5/17, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
0.89% 7/5/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,494	1,494
0.94% 7/3/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,020	1,020
0.96% 7/5/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,800	1,800
North Texas Tollway Auth. Rev. Bonds 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,130	2,179
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 1.21%, tender 1/26/18 (a)	8,400	8,400
Series 2013 B, 1.21%, tender 1/26/18 (a)	2,400	2,400
Texas A&M Univ. Rev.:
Series 2017 B, 0.94% 7/5/17, CP	1,200	1,200
Series B, 0.91% 7/3/17, CP	1,200	1,200
Texas Muni. Pwr. Agcy. Rev. Bonds Series 2015, 0% 9/1/17 (Escrowed to Maturity)	1,200	1,198
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2016 J, 5% 8/15/17	1,500	1,508
Series A:
0.91% 7/3/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,257	2,257
0.91% 7/5/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,800	2,800
0.96% 7/13/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,800	2,800
0.93% 7/5/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
1.03% 10/2/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800	3,800
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.87% 8/14/17, CP	2,700	2,700
Upper Trinity Reg'l. Wtr. District 0.81% 7/6/17, LOC Bank of America NA, CP	3,050	3,050
		127,193
Washington - 0.1%
Univ. of Washington Univ. Revs. Series 8, 1% 9/5/17, CP	3,900	3,900
Wisconsin - 0.8%
Wisconsin Gen. Oblig. 0.94% 7/3/17 (Liquidity Facility BMO Harris Bank NA), CP	1,953	1,953
Wisconsin Trans. Rev.:
Series 06A:
0.87% 7/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,600	2,600
0.89% 7/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,980	1,980
Series 13A, 0.95% 7/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,775	10,775
Series 97A, 0.87% 7/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,459	2,459
0.97% 7/11/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,600	1,600
		21,367
TOTAL OTHER MUNICIPAL SECURITY
(Cost $463,134)		463,134
	Shares (000s)	Value (000s)

Investment Company - 6.8%
Fidelity Tax-Free Cash Central Fund, 0.92% (f)(g)
(Cost $193,326)	193,312	193,326
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $2,817,021)		2,817,021
NET OTHER ASSETS (LIABILITIES) - 0.4%		11,536
NET ASSETS - 100%		$2,828,557

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,608,000 or 3.5% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,835,000 or 1.4% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Central Florida Expressway Bonds Series RBC E 62, 1.11%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada)	8/1/16	$2,695
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.09%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$5,400
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 1.21%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.11%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$1,300
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.09%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 6/8/17	$9,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
RBC Muni. Products, Inc. Trust Bonds Series E70, 1.11%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada)	11/1/16	$700
Riverton Hosp. Rev. Bonds Series WF 11 35C, 1.21%, tender 8/3/17 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 1.11%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$3,200
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 10/3/16	$2,455
Washington Gen. Oblig. Bonds Series WF 11-16C, 1.21%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 1.11% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$1,455
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, 1.11% 7/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$317
Total	$317

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At June 30, 2017 the cost for Federal Income Tax Purposes was $2,817,021,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

June 30, 2017

TO-QTLY-0817
1.803305.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 99.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Notes
7/15/17	1.15%	$252,479	$252,855
U.S. Treasury Obligations - 97.9%
U.S. Treasury Bills
7/6/17 to 11/24/17	0.60 to 1.06	7,743,201	7,731,049
U.S. Treasury Notes
7/15/17 to 4/30/19	0.74 to 1.27 (b)	4,712,832	4,716,859
			12,447,908
TOTAL U.S. TREASURY DEBT
(Cost $12,700,763)			12,700,763
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $12,700,763)			12,700,763
NET OTHER ASSETS (LIABILITIES) - 0.1%			14,845
NET ASSETS - 100%			$12,715,608

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At June 30, 2017 the cost for Federal Income Tax Purposes was $12,700,763,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Portfolio

June 30, 2017

TRES-QTLY-0817
1.803306.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 36.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 36.8%
U.S. Treasury Bills
7/20/17 to 12/28/17	0.60 to 1.13%	$1,917,000	$1,913,352
U.S. Treasury Notes
7/15/17 to 4/30/19	0.61 to 1.27 (b)	5,206,260	5,210,189
TOTAL U.S. TREASURY DEBT
(Cost $7,123,541)			7,123,541

U.S. Treasury Repurchase Agreement - 63.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.07% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations) #	$1,170,066	$1,169,962
With:
Barclays Capital, Inc. at 1.09%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $26,538,029, 0.00% - 6.25%, 11/9/17 - 11/15/45)	26,002	26,000
BMO Harris Bank NA at:
0.84%, dated:
4/10/17 due 7/6/17 (Collateralized by U.S. Treasury Obligations valued at $38,996,903, 0.63%, 11/30/17)	38,077	38,000
4/13/17 due:
7/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,725,248, 3.00%, 11/15/44)	16,031	16,000
7/7/17 (Collateralized by U.S. Treasury Obligations valued at $27,906,134, 2.38% - 2.50%, 7/31/17 - 8/15/23)	27,054	27,000
0.85%, dated 4/18/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $55,098,846, 1.50% - 2.25%, 11/15/25 - 8/15/26)	54,107	54,000
0.86%, dated 5/4/17 due 7/5/17 (Collateralized by U.S. Treasury Obligations valued at $299,750,281, 1.13% - 4.63%, 2/15/20 - 2/15/40)	292,432	292,000
0.89%, dated 4/27/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $20,624,152, 2.25%, 11/15/25)	20,038	20,000
0.9%, dated:
4/26/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $14,050,358, 3.63%, 2/15/44)	13,029	13,000
5/3/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $301,663,396, 1.75% - 3.00%, 8/15/21 - 5/15/47)	294,625	294,000
5/5/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,542,275, 1.75%, 11/30/21)	25,048	25,000
0.91%, dated 5/16/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $28,024,860, 2.13%, 2/29/24)	27,040	27,000
0.92%, dated:
5/16/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,771,673, 2.13%, 2/29/24)	21,035	21,000
5/25/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,581,175, 1.38%, 9/30/23)	21,025	21,000
6/1/17 due 7/6/17 (Collateralized by U.S. Treasury Obligations valued at $247,048,677, 0.00% - 6.13%, 7/6/17 - 2/15/47)	241,216	241,000
0.94%, dated 5/30/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,756,757, 1.88%, 2/28/22)	26,029	26,000
1%, dated 6/7/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,969,719, 3.88%, 8/15/40)	26,051	26,000
BNP Paribas, S.A. at:
0.95%, dated 5/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $55,300,706, 1.25% - 8.13%, 6/30/18 - 5/15/46)	54,131	54,000
0.97%, dated 5/22/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $54,289,015, 0.00% - 5.50%, 7/20/17 - 5/15/46)	53,120	53,000
0.99%, dated:
5/26/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $54,116,563, 1.25% - 4.38%, 3/31/18 - 5/15/46)	53,141	53,000
5/31/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $80,057,559, 0.00% - 5.50%, 7/13/17 - 8/15/46)	78,195	78,000
1%, dated:
5/26/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $60,493,847, 0.00% - 7.63%, 7/27/17 - 8/15/46)	59,193	59,000
6/2/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $39,814,381, 0.88% - 7.63%, 11/30/17 - 5/15/46)	39,103	39,000
1.02%, dated:
6/8/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,197,656, 0.88% - 6.13%, 4/30/18 - 8/15/46)	52,088	52,000
6/9/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,076,178, 0.00% - 3.88%, 7/27/17 - 5/15/46)	52,088	52,000
1.04%, dated:
6/9/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,077,792, 1.25% - 2.88%, 12/31/18 - 11/15/46)	52,135	52,000
6/12/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $107,653,336, 0.88% - 6.13%, 5/15/19 - 5/15/46)	105,182	105,000
1.05%, dated:
6/12/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $107,294,741, 0.75% - 7.63%, 5/15/18 - 11/15/46)	105,279	105,000
6/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $108,457,131, 0.00% - 7.63%, 7/27/17 - 5/15/46)	106,186	106,000
1.06%, dated:
6/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $108,178,012, 0.00% - 9.00%, 7/27/17 - 8/15/46)	106,281	106,000
6/27/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $55,425,926, 0.75% - 3.75%, 8/31/18 - 8/15/46)	54,094	54,000
6/29/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,503,016, 0.75% - 7.88%, 8/31/18 - 9/30/21)	25,044	25,000
1.07%, dated 6/22/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $75,833,145, 0.00% - 3.75%, 7/13/17 - 5/15/47)	74,198	74,000
1.12%, dated 6/27/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $28,565,385, 0.00% - 9.00%, 7/20/17 - 5/15/46)	28,105	28,000
1.13%, dated 6/29/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,523,482, 1.50% - 2.50%, 12/31/18 - 5/15/46)	26,098	26,000
Deutsche Bank Securities, Inc. at:
1.05%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $26,522,342, 3.63%, 2/15/20)	26,002	26,000
1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $8,160,811, 3.63%, 2/15/20)	8,001	8,000
Federal Reserve Bank of New York at 1%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $6,980,581,719, 1.25% - 8.13%, 3/31/21 - 11/15/41)	6,980,582	6,980,000
HSBC Securities, Inc. at 1.05%, dated 6/28/17 due 7/5/17 (Collateralized by U.S. Treasury Obligations valued at $268,279,724, 0.49% - 1.63%, 7/31/18 - 10/31/21)	263,054	263,000
Lloyds Bank PLC at 1%, dated 5/18/17 due 7/14/17 (Collateralized by U.S. Treasury Obligations valued at $81,840,728, 1.25%, 3/31/19)	80,127	80,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.05%, dated 6/16/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $37,758,892, 0.88% - 8.50%, 4/15/19 - 8/15/44)	37,033	37,000
MUFG Securities EMEA PLC at:
0.91%, dated 5/1/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,328,542, 1.50% - 2.13%, 11/30/19 - 5/15/25)	15,035	15,000
1.02%, dated 6/6/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $16,322,606, 1.13%, 6/30/21)	16,042	16,000
1.04%, dated 6/14/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,643,895, 2.88%, 11/15/46)	21,018	21,000
1.05%, dated:
6/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $54,209,534, 2.63%, 11/15/20)	53,051	53,000
6/16/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $54,153,559, 1.50% - 2.63%, 11/15/20 - 8/15/26)	53,049	53,000
1.07%, dated:
6/19/17 due 7/12/17 (Collateralized by U.S. Treasury Obligations valued at $14,465,213, 1.13% - 3.00%, 7/31/21 - 2/15/46)	14,010	14,000
6/21/17 due 7/12/17 (Collateralized by U.S. Treasury Obligations valued at $35,798,495, 3.13%, 5/15/19)	35,022	35,000
6/22/17 due 7/14/17 (Collateralized by U.S. Treasury Obligations valued at $45,309,037, 2.63%, 8/15/20)	44,029	44,000
6/27/17 due 7/13/17 (Collateralized by U.S. Treasury Obligations valued at $32,688,869, 1.50%, 8/15/26)	32,015	32,000
1.1%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $11,219,673, 1.60%, 6/30/20)	11,001	11,000
Nomura Securities International, Inc. at 1.11%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $378,455,042, 0.88% - 7.88%, 2/28/18 - 2/29/24)	371,034	371,000
Norinchukin Bank at:
1.05%, dated 5/12/17 due 8/14/17 (Collateralized by U.S. Treasury Obligations valued at $13,281,500, 1.88%, 6/30/20)	13,036	13,000
1.08%, dated 5/19/17 due 8/21/17 (Collateralized by U.S. Treasury Obligations valued at $13,281,500, 1.88%, 6/30/20)	13,037	13,000
1.1%, dated 5/30/17 due 8/30/17 (Collateralized by U.S. Treasury Obligations valued at $26,547,850, 1.88%, 6/30/20)	26,073	26,000
1.15%, dated 6/15/17 due 8/31/17 (Collateralized by U.S. Treasury Obligations valued at $13,271,400, 1.88%, 6/30/20)	13,032	13,000
1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $13,261,300, 1.88%, 6/30/20)	13,042	13,000
Prudential Insurance Co. of America at 1.16%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $230,467,031, 0.90% - 8.80%, 7/15/17 - 2/15/36)	224,259	224,237
RBC Capital Markets Corp. at:
0.92%, dated 5/4/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,290,988, 0.00% - 8.00%, 9/28/17 - 5/15/44)	12,028	12,000
0.93%, dated 5/9/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $20,557,178, 0.00% - 8.00%, 9/14/17 - 8/15/45)	20,047	20,000
0.95%, dated 5/15/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,483,148, 0.00% - 8.00%, 9/14/17 - 2/15/44)	18,044	18,000
RBC Dominion Securities at:
0.92%, dated 5/31/17 due 7/5/17 (Collateralized by U.S. Treasury Obligations valued at $26,542,424, 1.00% - 4.38%, 9/30/17 - 5/15/45)	26,023	26,000
0.93%, dated 5/8/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,536,998, 1.00% - 4.38%, 9/30/17 - 5/15/41)	25,059	25,000
1.04%, dated:
6/21/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,305,844, 1.00% - 4.38%, 11/30/18 - 5/15/41)	15,013	15,000
6/23/17 due 7/7/17:
(Collateralized by U.S. Treasury Obligations valued at $25,507,657, 1.50% - 4.38%, 6/15/20 - 5/15/41)	25,022	25,000
(Collateralized by U.S. Treasury Obligations valued at $25,508,101, 0.88% - 4.38%, 11/30/18 - 5/15/41)	25,023	25,000
6/26/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $22,444,664, 1.00% - 4.38%, 9/30/17 - 5/15/41)	22,019	22,000
1.05%, dated:
6/20/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,509,790, 0.88% - 4.38%, 8/31/18 - 5/15/41)	25,022	25,000
6/30/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $51,004,485, 1.00% - 1.88%, 9/30/17 - 8/15/26)	50,047	50,000
RBS Securities, Inc. at 1.08%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $5,104,061, 1.25%, 12/31/18)	5,000	5,000
Societe Generale at:
0.88%, dated 5/15/17 due 7/5/17 (Collateralized by U.S. Treasury Obligations valued at $54,293,844, 0.00% - 4.38%, 10/12/17 - 8/15/45)	53,066	53,000
0.93%, dated 5/19/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,657,016, 0.00% - 8.88%, 10/12/17 - 2/15/46)	26,040	26,000
Sumitomo Mitsui Trust Bank Ltd. at:
1.15%, dated 6/14/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,558,133, 2.50%, 5/15/24)	15,267	15,250
1.16%, dated:
6/21/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,302,115, 2.50% - 4.25%, 11/15/17 - 5/15/24)	15,017	15,000
6/22/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,230,601, 2.00% - 4.25%, 11/15/17 - 2/15/25)	14,895	14,875
6/28/17 due 7/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,380,403, 2.38% - 4.25%, 11/15/17 - 8/15/24)	15,020	15,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $12,226,324)		12,226,324
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $19,349,865)		19,349,865
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,192
NET ASSETS - 100%		$19,351,057

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,169,962,000 due 7/03/17 at 1.07%
HSBC Securities (USA), Inc.	$1,135,929
Merrill Lynch, Pierce, Fenner & Smith, Inc.	34,033
$1,169,962

Income Tax Information

At June 30, 2017 the cost for Federal Income Tax Purposes was $19,349,865,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017